Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-10.92%
Bandwidth, Inc., Class A(b)	8,286	$1,476,068
Liberty Media Corp.-Liberty Formula One, Class A(b)	31,400	1,138,250
Match Group, Inc.(b)	30,257	4,231,744
Snap, Inc., Class A(b)	94,729	5,014,953
TechTarget, Inc.(b)	22,448	1,676,866
		13,537,881
Consumer Discretionary-12.73%
Bally’s Corp.	9,514	499,295
Camping World Holdings, Inc., Class A	14,031	479,299
Crocs, Inc.(b)	7,313	512,056
General Motors Co.	54,948	2,784,765
Genuine Parts Co.	25,241	2,369,625
Green Brick Partners, Inc.(b)	18,643	370,996
GrowGeneration Corp.(b)(c)	13,297	574,297
Home Depot, Inc. (The)	9,345	2,530,813
Kontoor Brands, Inc.	9,950	359,394
Lumber Liquidators Holdings, Inc.(b)	14,259	398,682
Peloton Interactive, Inc., Class A(b)	24,220	3,539,268
Purple Innovation, Inc.(b)	15,624	531,841
Tupperware Brands Corp.(b)	11,928	358,794
YETI Holdings, Inc.(b)	7,046	463,768
		15,772,893
Consumer Staples-6.52%
B&G Foods, Inc.(c)	14,094	536,700
BJ’s Wholesale Club Holdings, Inc.(b)	8,759	368,491
Celsius Holdings, Inc.(b)	12,142	648,383
Kraft Heinz Co. (The)	78,312	2,624,235
Medifast, Inc.	1,960	459,953
Nu Skin Enterprises, Inc., Class A	7,089	410,240
United Natural Foods, Inc.(b)	21,000	568,680
Walmart, Inc.	17,505	2,459,278
		8,075,960
Energy-2.35%
Energy Transfer L.P.	150,961	946,525
Halliburton Co.	56,558	997,118
Plains GP Holdings L.P., Class A	24,895	215,093
Renewable Energy Group, Inc.(b)	3,736	334,746
Whiting Petroleum Corp.(b)	10,036	204,132
World Fuel Services Corp.	6,939	212,264
		2,909,878
Financials-10.43%
American Equity Investment Life Holding Co.	10,630	310,290
American National Group, Inc.	3,352	296,250
BancFirst Corp.	5,159	297,313
Cannae Holdings, Inc.(b)	7,491	284,583
Capital One Financial Corp.	15,175	1,582,145
Cullen/Frost Bankers, Inc.	3,308	305,130
Fifth Third Bancorp	50,850	1,471,090
Freedom Holding Corp. (Kazakhstan)(b)(c)	8,567	429,035
James River Group Holdings Ltd.	6,329	281,514
M&T Bank Corp.	11,209	1,484,856
MetLife, Inc.	28,484	1,371,505
Mr. Cooper Group, Inc.(b)	11,048	300,837
Piper Sandler Cos.	3,058	279,287
PJT Partners, Inc., Class A	4,213	290,655
SVB Financial Group(b)	3,833	1,678,011
Synchrony Financial	43,360	1,459,064
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A	13,096	$363,676
Waddell & Reed Financial, Inc., Class A	17,657	446,546
		12,931,787
Health Care-15.34%
AdaptHealth Corp.(b)	14,427	552,121
American Well Corp., Class A(b)(c)	17,852	632,139
Arcus Biosciences, Inc.(b)	16,439	570,927
Blueprint Medicines Corp.(b)	4,037	390,580
Community Health Systems, Inc.(b)	48,279	449,960
GoodRx Holdings, Inc., Class A(b)(c)	70,353	3,279,857
Moderna, Inc.(b)	27,159	4,702,852
ModivCare, Inc.(b)	3,124	495,373
Oak Street Health, Inc.(b)(c)	9,261	480,368
Owens & Minor, Inc.	16,615	483,164
Quest Diagnostics, Inc.	21,239	2,743,017
REVOLUTION Medicines, Inc.(b)	10,009	421,779
Seagen, Inc.(b)	16,260	2,671,030
Tenet Healthcare Corp.(b)	12,428	587,472
Translate Bio, Inc.(b)	22,857	545,825
		19,006,464
Industrials-8.74%
ArcBest Corp.	9,364	434,021
Atlas Air Worldwide Holdings, Inc.(b)	7,081	366,937
Boise Cascade Co.	7,112	338,745
EnPro Industries, Inc.	5,466	394,591
Kelly Services, Inc., Class A	18,115	353,605
Masco Corp.	45,438	2,467,738
MYR Group, Inc.(b)	7,681	427,140
Old Dominion Freight Line, Inc.	12,200	2,366,800
Rush Enterprises, Inc., Class A	10,024	420,908
TriNet Group, Inc.(b)	5,200	385,372
United Rentals, Inc.(b)	10,436	2,536,052
Wabash National Corp.	21,586	344,297
		10,836,206
Information Technology-27.81%
Arrow Electronics, Inc.(b)	8,808	859,925
Avalara, Inc.(b)	5,026	753,900
Blackline, Inc.(b)	7,337	951,022
Calix, Inc.(b)	35,124	1,060,745
Cerence, Inc.(b)	9,532	1,066,726
Cloudflare, Inc., Class A(b)	12,390	949,817
Crowdstrike Holdings, Inc., Class A(b)	28,392	6,126,994
Datadog, Inc., Class A(b)	47,575	4,888,331
DocuSign, Inc.(b)	19,539	4,550,438
Enphase Energy, Inc.(b)	6,079	1,108,506
Five9, Inc.(b)	5,775	960,094
Monolithic Power Systems, Inc.	2,714	964,257
NETGEAR, Inc.(b)	25,316	1,047,829
Square, Inc., Class A(b)	20,908	4,515,292
TTEC Holdings, Inc.	12,850	971,203
Zoom Video Communications, Inc., Class A(b)	9,920	3,690,934
		34,466,013
Materials-2.43%
Newmont Corp.	38,680	2,305,328
Scotts Miracle-Gro Co. (The)	1,847	408,944
Worthington Industries, Inc.	5,723	299,542
		3,013,814
Utilities-2.77%
Azure Power Global Ltd. (India)(b)	13,817	523,802
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	28,589	$2,311,992
NRG Energy, Inc.	14,453	598,499
		3,434,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $112,035,780)		123,985,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.59%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,275,345	2,275,345
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,411,652	$3,413,017
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,688,181)		5,688,362
TOTAL INVESTMENTS IN SECURITIES-104.63% (Cost $117,723,961)		129,673,551
OTHER ASSETS LESS LIABILITIES-(4.63)%		(5,739,946)
NET ASSETS-100.00%		$123,933,605

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,261,185	$(1,261,185)	$-	$-	$-	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	135,343	1,507,151	(1,642,494)	-	-	-	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	608,433	20,530,009	(18,863,097)	-	-	2,275,345	262*
Invesco Private Prime Fund	-	12,556,715	(9,144,088)	181	209	3,413,017	896*
Total	$743,776	$35,855,060	$(30,910,864)	$181	$209	$5,688,362	$1,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.30%
Activision Blizzard, Inc.	52,386	$4,767,126
Alphabet, Inc., Class A(b)	16,707	30,529,703
Alphabet, Inc., Class C(b)	16,727	30,706,423
Altice USA, Inc., Class A(b)	78,139	2,779,404
AMC Entertainment Holdings, Inc., Class A(c)	72,070	955,648
AMC Networks, Inc., Class A(b)(c)	18,131	896,034
AT&T, Inc.	2,196,568	62,887,742
Charter Communications, Inc., Class A(b)	16,808	10,211,868
Cinemark Holdings, Inc.(c)	31,973	647,134
Comcast Corp., Class A	758,173	37,582,636
Discovery, Inc., Class A(b)(c)	27,628	1,144,352
Discovery, Inc., Class C(b)	59,266	2,076,088
DISH Network Corp., Class A(b)	59,259	1,719,696
Electronic Arts, Inc.	19,274	2,760,037
Facebook, Inc., Class A(b)	106,354	27,474,429
Fox Corp., Class A	64,700	2,017,346
Fox Corp., Class B	29,821	891,350
IAC/InterActiveCorp.(b)	3,504	735,665
Interpublic Group of Cos., Inc. (The)	84,916	2,043,928
John Wiley & Sons, Inc., Class A	12,833	585,313
Liberty Broadband Corp., Class A(b)	1,587	230,385
Liberty Broadband Corp., Class C(b)	12,318	1,799,044
Liberty Global PLC, Class A (United Kingdom)(b)	86,335	2,084,127
Liberty Global PLC, Class C (United Kingdom)(b)	205,500	4,964,880
Liberty Latin America Ltd., Class A (Chile)(b)	15,827	159,694
Liberty Latin America Ltd., Class C (Chile)(b)	41,206	407,527
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,844	103,095
Liberty Media Corp.-Liberty Formula One, Class C(b)	22,347	899,020
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	18,026	728,611
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	33,738	1,368,413
Lions Gate Entertainment Corp., Class A(b)(c)	18,187	254,436
Lions Gate Entertainment Corp., Class B(b)	41,117	508,206
Live Nation Entertainment, Inc.(b)	12,631	839,330
Lumen Technologies, Inc.	788,442	9,760,912
Meredith Corp.	17,602	386,012
Netflix, Inc.(b)	5,968	3,177,304
News Corp., Class A	100,912	1,957,693
News Corp., Class B	31,627	597,118
Nexstar Media Group, Inc., Class A	5,650	642,235
Omnicom Group, Inc.	50,519	3,151,375
Sinclair Broadcast Group, Inc., Class A	22,574	711,307
Spotify Technology S.A.(b)	3,502	1,103,130
Take-Two Interactive Software, Inc.(b)	5,460	1,094,457
TEGNA, Inc.	46,039	738,005
Telephone & Data Systems, Inc.	60,880	1,141,500
T-Mobile US, Inc.(b)	68,847	8,680,230
Twitter, Inc.(b)	36,362	1,837,372
Verizon Communications, Inc.	1,039,546	56,915,143
ViacomCBS, Inc., Class B	114,588	5,557,518
Walt Disney Co. (The)	171,096	28,773,214
Yandex N.V., Class A (Russia)(b)	16,611	1,040,513
		365,023,728
Consumer Discretionary-13.63%
Aaron’s Co., Inc. (The)(b)	7,349	124,492
Abercrombie & Fitch Co., Class A	44,294	1,021,863
	Shares	Value
Consumer Discretionary-(continued)
Adient PLC(b)	75,852	$2,449,261
Advance Auto Parts, Inc.	11,402	1,700,494
Amazon.com, Inc.(b)	13,057	41,863,353
American Axle & Manufacturing Holdings, Inc.(b)	155,518	1,370,114
American Eagle Outfitters, Inc.	58,506	1,327,501
Aptiv PLC	35,278	4,713,141
Aramark	55,998	1,920,171
Asbury Automotive Group, Inc.(b)	9,800	1,397,578
Autoliv, Inc. (Sweden)	22,253	1,974,064
AutoNation, Inc.(b)	41,411	2,951,776
AutoZone, Inc.(b)	2,399	2,682,970
Bed Bath & Beyond, Inc.(c)	161,034	5,689,331
Best Buy Co., Inc.	58,587	6,375,437
Big Lots, Inc.	30,431	1,816,122
Bloomin’ Brands, Inc.	25,450	536,231
Booking Holdings, Inc.(b)	2,846	5,533,563
BorgWarner, Inc.	90,548	3,802,110
Brinker International, Inc.	15,583	917,527
Brunswick Corp.	14,484	1,252,287
Burlington Stores, Inc.(b)	4,311	1,073,008
Capri Holdings Ltd.(b)	55,966	2,331,544
CarMax, Inc.(b)	30,801	3,627,742
Carnival Corp.	136,052	2,540,091
Carter’s, Inc.	7,473	657,923
Chipotle Mexican Grill, Inc.(b)	1,113	1,647,240
Cooper Tire & Rubber Co.	22,752	836,136
Cooper-Standard Holdings, Inc.(b)	28,000	854,280
Core-Mark Holding Co., Inc.	27,533	844,437
Cracker Barrel Old Country Store, Inc.	5,238	708,754
D.R. Horton, Inc.	44,141	3,390,029
Dana, Inc.	68,742	1,330,845
Darden Restaurants, Inc.	17,390	2,032,717
Deckers Outdoor Corp.(b)	2,660	776,667
Designer Brands, Inc., Class A	35,771	438,195
Dick’s Sporting Goods, Inc.	23,644	1,584,384
Dollar General Corp.	25,304	4,924,411
Dollar Tree, Inc.(b)	40,018	4,068,230
Domino’s Pizza, Inc.	1,691	626,955
eBay, Inc.	88,740	5,014,697
Expedia Group, Inc.	18,425	2,286,542
Extended Stay America, Inc.	72,304	1,061,423
Foot Locker, Inc.	45,373	1,988,245
Ford Motor Co.	3,806,751	40,085,088
GameStop Corp., Class A(b)(c)	384,841	125,073,325
Gap, Inc. (The)(b)	126,846	2,568,631
Garmin Ltd.	16,120	1,851,543
General Motors Co.	771,520	39,100,634
Gentex Corp.	29,650	979,932
Genuine Parts Co.	32,637	3,063,962
G-III Apparel Group Ltd.(b)	20,800	562,432
Goodyear Tire & Rubber Co. (The)	288,663	3,045,395
Graham Holdings Co., Class B	1,216	690,822
Group 1 Automotive, Inc.	11,214	1,543,271
H&R Block, Inc.	53,951	929,576
Hanesbrands, Inc.	101,313	1,549,076
Harley-Davidson, Inc.	55,705	2,233,213
Hasbro, Inc.	17,062	1,600,757
Hilton Worldwide Holdings, Inc.	14,035	1,423,009
Home Depot, Inc. (The)	100,178	27,130,206
International Game Technology PLC	54,871	883,972
KB Home	14,476	602,781
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	97,500	$4,295,850
Kontoor Brands, Inc.	15,613	563,942
L Brands, Inc.	152,618	6,220,710
Las Vegas Sands Corp.	64,341	3,094,159
Laureate Education, Inc., Class A(b)	28,095	365,516
Lear Corp.	27,470	4,141,377
Leggett & Platt, Inc.	27,245	1,117,045
Lennar Corp., Class A	42,700	3,550,505
Lithia Motors, Inc., Class A	8,257	2,631,341
LKQ Corp.(b)	69,291	2,431,421
Lowe’s Cos., Inc.	96,959	16,177,609
lululemon athletica, inc.(b)	3,028	995,243
Macy’s, Inc.(c)	349,035	5,249,486
Marriott International, Inc., Class A	21,565	2,508,225
Marriott Vacations Worldwide Corp.	6,014	738,279
Mattel, Inc.(b)	133,050	2,410,866
McDonald’s Corp.	68,572	14,252,004
Meritage Homes Corp.(b)	9,403	754,685
MGM Resorts International	92,655	2,646,227
Michaels Cos., Inc. (The)(b)(c)	122,322	1,895,991
Mohawk Industries, Inc.(b)	18,927	2,717,917
Murphy USA, Inc.	15,142	1,886,239
Newell Brands, Inc.	100,185	2,406,444
NIKE, Inc., Class B	72,561	9,693,424
Nordstrom, Inc.(c)	56,403	1,999,486
Norwegian Cruise Line Holdings Ltd.(b)(c)	51,987	1,177,505
NVR, Inc.(b)	316	1,405,088
ODP Corp. (The)	54,889	2,343,211
O’Reilly Automotive, Inc.(b)	5,407	2,300,516
Penn National Gaming, Inc.(b)	23,881	2,476,937
Penske Automotive Group, Inc.	20,212	1,209,486
Polaris, Inc.	12,903	1,505,393
PulteGroup, Inc.	38,944	1,694,064
PVH Corp.	22,435	1,912,808
Qurate Retail, Inc., Class A	319,871	4,030,375
Ralph Lauren Corp.	10,379	1,048,798
Ross Stores, Inc.	24,041	2,675,523
Royal Caribbean Cruises Ltd.	33,419	2,172,235
Sally Beauty Holdings, Inc.(b)	63,300	955,830
Service Corp. International	19,874	1,002,246
Signet Jewelers Ltd.	38,384	1,559,158
Six Flags Entertainment Corp.	26,727	914,063
Skechers U.S.A., Inc., Class A(b)	23,192	799,660
Sonic Automotive, Inc., Class A	19,330	791,177
Starbucks Corp.	86,791	8,402,237
Tapestry, Inc.	84,099	2,659,210
Target Corp.	118,289	21,430,418
Taylor Morrison Home Corp., Class A(b)	33,455	869,161
Tenneco, Inc., Class A(b)	82,950	837,795
Terminix Global Holdings, Inc.(b)	18,863	899,388
Tesla, Inc.(b)	9,060	7,189,382
Thor Industries, Inc.	12,666	1,532,713
TJX Cos., Inc. (The)	116,315	7,448,813
Toll Brothers, Inc.	24,665	1,260,381
Tractor Supply Co.	14,415	2,043,182
Tri Pointe Homes, Inc.(b)	41,734	843,027
Tupperware Brands Corp.(b)	123,519	3,715,451
Ulta Beauty, Inc.(b)	4,538	1,269,551
Under Armour, Inc., Class A(b)	28,483	498,452
Under Armour, Inc., Class C(b)	28,678	429,310
Urban Outfitters, Inc.(b)	23,066	632,700
Vail Resorts, Inc.	3,325	884,317
	Shares	Value
Consumer Discretionary-(continued)
VF Corp.	34,786	$2,674,000
Visteon Corp.(b)	18,404	2,346,142
Whirlpool Corp.	23,844	4,413,286
Williams-Sonoma, Inc.	17,165	2,212,912
Wyndham Destinations, Inc.	15,833	700,452
Wynn Resorts Ltd.	15,703	1,562,920
Yum China Holdings, Inc. (China)	32,011	1,815,344
Yum! Brands, Inc.	28,005	2,842,227
		599,112,341
Consumer Staples-8.04%
Altria Group, Inc.	439,831	18,068,257
Archer-Daniels-Midland Co.	244,181	12,211,492
B&G Foods, Inc.(c)	43,748	1,665,924
BJ’s Wholesale Club Holdings, Inc.(b)	63,982	2,691,723
Brown-Forman Corp., Class B	20,839	1,493,531
Bunge Ltd.	77,665	5,082,398
Campbell Soup Co.	28,415	1,367,046
Casey’s General Stores, Inc.	6,271	1,175,687
Church & Dwight Co., Inc.	18,723	1,580,783
Clorox Co. (The)	12,838	2,689,047
Coca-Cola Co. (The)	388,727	18,717,205
Coca-Cola European Partners PLC (United Kingdom)	41,494	1,928,226
Colgate-Palmolive Co.	87,592	6,832,176
Conagra Brands, Inc.	96,250	3,330,250
Constellation Brands, Inc., Class A	15,684	3,308,226
Costco Wholesale Corp.	58,705	20,689,403
Coty, Inc., Class A	76,284	485,929
Darling Ingredients, Inc.(b)	35,204	2,183,000
Edgewell Personal Care Co.	16,120	538,408
Estee Lauder Cos., Inc. (The), Class A	10,912	2,582,325
Flowers Foods, Inc.	39,773	913,188
General Mills, Inc.	117,509	6,827,273
Hain Celestial Group, Inc. (The)(b)	19,211	798,889
Hershey Co. (The)	14,416	2,096,663
Hormel Foods Corp.	31,920	1,495,771
Ingredion, Inc.	16,308	1,230,765
JM Smucker Co. (The)	25,796	3,002,912
Kellogg Co.	45,455	2,679,118
Keurig Dr Pepper, Inc.	30,524	970,663
Kimberly-Clark Corp.	45,802	6,050,444
Kraft Heinz Co. (The)	279,270	9,358,338
Kroger Co. (The)	451,521	15,577,475
Lamb Weston Holdings, Inc.	7,400	552,780
McCormick & Co., Inc.	19,180	1,717,377
Molson Coors Beverage Co., Class B	56,509	2,834,491
Mondelez International, Inc., Class A	177,764	9,855,236
Monster Beverage Corp.(b)	16,095	1,397,529
Nomad Foods Ltd. (United Kingdom)(b)	35,142	882,064
Nu Skin Enterprises, Inc., Class A	22,245	1,287,318
PepsiCo, Inc.	165,273	22,571,334
Performance Food Group Co.(b)	34,857	1,634,096
Philip Morris International, Inc.	285,680	22,754,412
Post Holdings, Inc.(b)	11,093	1,052,171
Procter & Gamble Co. (The)	295,030	37,825,796
Rite Aid Corp.(b)(c)	198,152	5,209,416
Sanderson Farms, Inc.	4,462	607,680
Spectrum Brands Holdings, Inc.	15,003	1,133,777
Sprouts Farmers Market, Inc.(b)	41,102	930,960
Sysco Corp.	90,930	6,502,404
TreeHouse Foods, Inc.(b)	22,220	938,351
Tyson Foods, Inc., Class A	72,122	4,638,166

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)	111,535	$3,020,368
Universal Corp.	10,868	498,515
US Foods Holding Corp.(b)	89,828	2,783,770
Vector Group Ltd.	39,149	459,609
Walgreens Boots Alliance, Inc.	319,899	16,074,925
Walmart, Inc.	334,083	46,935,321
		353,720,401
Energy-6.26%
Antero Resources Corp.(b)	1,154,199	8,010,141
Apache Corp.	85,449	1,220,212
Baker Hughes Co., Class A	342,623	6,883,296
Cabot Oil & Gas Corp.	51,595	945,736
Cheniere Energy, Inc.(b)	14,354	909,039
Chevron Corp.	594,341	50,637,853
Cimarex Energy Co.	18,763	791,423
CNX Resources Corp.(b)	123,610	1,566,139
ConocoPhillips	354,194	14,178,386
Continental Resources, Inc.(c)	23,325	459,269
Cosan Ltd., Class A (Brazil)	36,194	627,242
Delek US Holdings, Inc.	40,147	753,158
Devon Energy Corp.	194,813	3,206,622
Diamondback Energy, Inc.	25,291	1,433,747
EOG Resources, Inc.	85,891	4,377,005
EQT Corp.	271,595	4,429,714
Exxon Mobil Corp.	1,606,728	72,045,684
Halliburton Co.	273,212	4,816,728
Helmerich & Payne, Inc.	42,702	1,036,805
Hess Corp.	41,783	2,255,446
HollyFrontier Corp.	75,031	2,135,382
Kinder Morgan, Inc.	479,492	6,751,247
Marathon Oil Corp.	382,845	2,771,798
Marathon Petroleum Corp.	261,035	11,266,271
Murphy Oil Corp.	81,182	1,004,221
Nabors Industries Ltd.(c)	10,830	773,479
NOV, Inc.	172,235	2,132,269
Occidental Petroleum Corp.	276,084	5,538,245
Oceaneering International, Inc.(b)	61,886	522,937
ONEOK, Inc.	56,034	2,231,834
Patterson-UTI Energy, Inc.	136,584	839,992
PBF Energy, Inc., Class A	98,924	837,886
PDC Energy, Inc.(b)	31,007	673,162
Peabody Energy Corp.(b)	114,098	436,995
Phillips 66	185,519	12,578,188
Pioneer Natural Resources Co.	25,769	3,115,472
QEP Resources, Inc.	231,165	658,820
Range Resources Corp.	242,273	2,231,334
Schlumberger Ltd.	520,511	11,560,549
SM Energy Co.	107,750	904,023
Southwestern Energy Co.(b)	447,841	1,688,361
Targa Resources Corp.	75,251	2,059,620
Transocean Ltd.(b)(c)	647,090	2,174,222
Valero Energy Corp.	201,515	11,371,491
Whiting Petroleum Corp.(b)	4,925	100,175
Williams Cos., Inc. (The)	334,663	7,104,896
World Fuel Services Corp.	37,904	1,159,483
		275,205,997
Financials-16.30%
Affiliated Managers Group, Inc.	12,205	1,344,869
Aflac, Inc.	163,642	7,393,346
AGNC Investment Corp.	102,337	1,596,457
Alleghany Corp.	2,118	1,200,588
	Shares	Value
Financials-(continued)
Allstate Corp. (The)	69,578	$7,457,370
Ally Financial, Inc.	171,590	6,492,966
American Equity Investment Life Holding Co.	29,034	847,502
American Express Co.	89,420	10,395,969
American Financial Group, Inc.	16,624	1,564,983
American International Group, Inc.	382,049	14,303,915
Ameriprise Financial, Inc.	24,025	4,753,827
Annaly Capital Management, Inc.	294,650	2,392,558
Aon PLC, Class A(c)	14,144	2,872,646
Arch Capital Group Ltd.(b)	49,670	1,560,135
Arthur J. Gallagher & Co.	18,726	2,161,168
Associated Banc-Corp.	43,530	780,928
Assurant, Inc.	13,217	1,790,507
Assured Guaranty Ltd.	30,796	1,100,957
Athene Holding Ltd., Class A(b)	43,137	1,763,872
AXIS Capital Holdings Ltd.	21,085	967,802
Bank of America Corp.	1,547,554	45,884,976
Bank of Hawaii Corp.	6,074	474,926
Bank of New York Mellon Corp. (The)	211,577	8,427,112
Bank OZK	28,999	1,077,603
BankUnited, Inc.	25,977	900,103
Berkshire Hathaway, Inc., Class B(b)	351,090	80,002,878
BlackRock, Inc.	15,709	11,016,093
Blackstone Group, Inc. (The), Class A	57,681	3,875,586
Blackstone Mortgage Trust, Inc., Class A	20,516	546,957
BOK Financial Corp.	6,574	485,556
Brighthouse Financial, Inc.(b)	65,947	2,331,886
Brown & Brown, Inc.	16,101	693,792
Capital One Financial Corp.	161,649	16,853,525
Cathay General Bancorp	14,470	489,375
Cboe Global Markets, Inc.	6,754	619,544
Charles Schwab Corp. (The)	141,183	7,276,572
Chimera Investment Corp.	59,259	598,516
Chubb Ltd.	77,593	11,302,972
Cincinnati Financial Corp.	21,739	1,828,033
CIT Group, Inc.	36,283	1,338,843
Citigroup, Inc.	637,313	36,957,781
Citizens Financial Group, Inc.	133,403	4,861,205
CME Group, Inc., Class A	31,251	5,679,557
CNO Financial Group, Inc.	62,421	1,323,949
Columbia Banking System, Inc.	13,992	538,972
Comerica, Inc.	35,247	2,016,128
Commerce Bancshares, Inc.	12,054	805,810
Credicorp Ltd. (Peru)	9,740	1,464,214
Cullen/Frost Bankers, Inc.	10,006	922,953
Discover Financial Services	79,713	6,659,224
East West Bancorp, Inc.	27,996	1,678,080
Eaton Vance Corp.	15,767	1,058,596
Equitable Holdings, Inc.	123,306	3,055,523
Essent Group Ltd.	11,132	465,652
Everest Re Group Ltd.	7,689	1,622,994
F.N.B. Corp.	91,322	900,435
FactSet Research Systems, Inc.	1,684	509,141
Federated Hermes, Inc., Class B	17,307	467,289
Fidelity National Financial, Inc.	43,537	1,580,393
Fifth Third Bancorp	168,831	4,884,281
First American Financial Corp.	22,178	1,159,688
First Citizens BancShares, Inc., Class A	1,044	622,214
First Hawaiian, Inc.	24,026	558,605
First Horizon Corp.	113,273	1,573,362
First Republic Bank	15,039	2,180,505
Franklin Resources, Inc.	113,716	2,989,594

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Fulton Financial Corp.	37,724	$505,502
Genworth Financial, Inc., Class A(b)	293,525	833,611
Globe Life, Inc.	15,896	1,436,839
Goldman Sachs Group, Inc. (The)	83,279	22,582,766
Hancock Whitney Corp.	20,568	702,192
Hanover Insurance Group, Inc. (The)	8,011	900,997
Hartford Financial Services Group, Inc. (The)	94,453	4,535,633
Home BancShares, Inc.	26,916	570,619
Huntington Bancshares, Inc.	223,126	2,950,841
Intercontinental Exchange, Inc.	44,089	4,865,221
Invesco Ltd., (Acquired 03/15/2013 - 01/28/2021; Cost $4,605,056)(d)(e)	158,360	3,260,632
Invesco Mortgage Capital, Inc., (Acquired 06/25/2013 - 07/02/2020; Cost $475,085)(c)(d)(e)	31,086	125,587
Investors Bancorp, Inc.	54,542	627,778
Janus Henderson Group PLC (United Kingdom)	45,374	1,395,704
Jefferies Financial Group, Inc.	90,221	2,106,660
JPMorgan Chase & Co.	553,908	71,271,342
Kemper Corp.	9,895	696,113
KeyCorp	203,468	3,430,470
Lincoln National Corp.	75,082	3,415,480
Loews Corp.	74,406	3,369,848
LPL Financial Holdings, Inc.	11,028	1,194,774
M&T Bank Corp.	25,382	3,362,354
Markel Corp.(b)	1,729	1,676,231
Marsh & McLennan Cos., Inc.	44,393	4,879,235
MetLife, Inc.	298,744	14,384,524
MFA Financial, Inc.	107,040	389,626
MGIC Investment Corp.	73,003	855,595
Moody’s Corp.	5,868	1,562,414
Morgan Stanley	306,645	20,560,547
MSCI, Inc.	1,956	773,207
Nasdaq, Inc.	10,686	1,445,495
Navient Corp.	140,898	1,585,807
New Residential Investment Corp.	123,640	1,160,980
New York Community Bancorp, Inc.	170,094	1,779,183
Northern Trust Corp.	31,275	2,789,417
Old National Bancorp	34,088	572,338
Old Republic International Corp.	80,783	1,462,172
OneMain Holdings, Inc.	19,404	903,450
PacWest Bancorp	39,341	1,187,705
People’s United Financial, Inc.	99,127	1,354,075
Pinnacle Financial Partners, Inc.	10,801	740,193
PNC Financial Services Group, Inc. (The)	83,937	12,046,638
Popular, Inc.	22,456	1,274,378
Primerica, Inc.	4,998	696,271
Principal Financial Group, Inc.	86,984	4,285,702
ProAssurance Corp.	25,250	462,833
PROG Holdings, Inc.	14,317	675,476
Progressive Corp. (The)	70,011	6,104,259
Prosperity Bancshares, Inc.	11,939	805,166
Prudential Financial, Inc.	186,635	14,609,788
Radian Group, Inc.	32,676	627,379
Raymond James Financial, Inc.	18,658	1,864,494
Regions Financial Corp.	255,936	4,353,471
Reinsurance Group of America, Inc.	18,037	1,894,787
RenaissanceRe Holdings Ltd. (Bermuda)	4,785	719,855
S&P Global, Inc.	9,058	2,871,386
Santander Consumer USA Holdings, Inc.	34,291	757,831
SEI Investments Co.	9,246	488,651
	Shares	Value
Financials-(continued)
Selective Insurance Group, Inc.	9,239	$600,350
Signature Bank	6,339	1,047,139
SLM Corp.	77,361	1,073,771
Starwood Property Trust, Inc.	62,440	1,171,374
State Street Corp.	80,368	5,625,760
Sterling Bancorp	38,478	710,304
Stifel Financial Corp.	16,552	857,725
SVB Financial Group(b)	6,291	2,754,074
Synchrony Financial	219,929	7,400,611
Synovus Financial Corp.	23,374	869,513
T. Rowe Price Group, Inc.	27,378	4,284,109
TCF Financial Corp.	14,357	557,913
Texas Capital Bancshares, Inc.(b)(c)	11,863	714,390
Travelers Cos., Inc. (The)	82,484	11,242,569
Truist Financial Corp.	152,463	7,315,175
Two Harbors Investment Corp.	61,800	375,126
U.S. Bancorp	276,374	11,842,626
UMB Financial Corp.	7,956	564,637
Umpqua Holdings Corp.	63,655	923,634
United Bankshares, Inc.	23,624	747,936
Unum Group	104,805	2,434,620
Valley National Bancorp	74,122	756,786
Voya Financial, Inc.	38,487	2,134,489
W.R. Berkley Corp.	21,695	1,348,127
Waddell & Reed Financial, Inc., Class A	44,083	1,114,859
Washington Federal, Inc.	15,489	405,502
Webster Financial Corp.	18,022	842,529
Wells Fargo & Co.	1,235,856	36,927,377
Western Alliance Bancorporation	11,951	814,819
Willis Towers Watson PLC	13,426	2,724,672
Wintrust Financial Corp.	11,230	675,934
Zions Bancorporation N.A.	36,034	1,590,541
		716,493,871
Health Care-11.85%
Abbott Laboratories	137,929	17,046,645
AbbVie, Inc.	220,008	22,546,420
Acadia Healthcare Co., Inc.(b)	22,870	1,159,052
Agilent Technologies, Inc.	20,230	2,431,039
Alexion Pharmaceuticals, Inc.(b)	21,524	3,300,275
Align Technology, Inc.(b)	2,096	1,101,196
AmerisourceBergen Corp.	101,228	10,547,958
Amgen, Inc.	71,901	17,359,058
Anthem, Inc.	52,802	15,681,138
Baxter International, Inc.	37,052	2,846,705
Becton, Dickinson and Co.	22,195	5,810,429
Biogen, Inc.(b)	20,264	5,726,809
BioMarin Pharmaceutical, Inc.(b)	5,784	478,800
Bio-Rad Laboratories, Inc., Class A(b)	1,675	961,065
Boston Scientific Corp.(b)	73,225	2,595,094
Bristol-Myers Squibb Co.	177,740	10,918,568
Brookdale Senior Living, Inc.(b)	98,486	486,521
Cardinal Health, Inc.	203,760	10,948,025
Catalent, Inc.(b)	11,204	1,289,020
Centene Corp.(b)	107,269	6,468,321
Cerner Corp.	27,897	2,234,829
Charles River Laboratories International, Inc.(b)	3,596	931,544
Cigna Corp.	47,618	10,335,487
Community Health Systems, Inc.(b)	164,827	1,536,188
Cooper Cos., Inc. (The)	2,197	799,796
Covetrus, Inc.(b)	52,844	1,800,395
CVS Health Corp.	436,811	31,297,508

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.	38,356	$9,122,591
DaVita, Inc.(b)	29,779	3,495,161
DENTSPLY SIRONA, Inc.	17,751	949,501
Edwards Lifesciences Corp.(b)	18,144	1,498,332
Elanco Animal Health, Inc.(b)	39,080	1,134,492
Eli Lilly and Co.	66,751	13,882,205
Encompass Health Corp.	12,354	993,262
Gilead Sciences, Inc.	221,239	14,513,278
HCA Healthcare, Inc.	42,280	6,869,654
Henry Schein, Inc.(b)	27,377	1,802,775
Hill-Rom Holdings, Inc.	6,271	602,267
Hologic, Inc.(b)	24,654	1,965,663
Humana, Inc.	21,486	8,231,501
ICON PLC (Ireland)(b)	3,827	779,981
Illumina, Inc.(b)	4,712	2,009,385
Intuitive Surgical, Inc.(b)	3,247	2,427,587
IQVIA Holdings, Inc.(b)	14,556	2,588,057
Jazz Pharmaceuticals PLC(b)	7,230	1,124,265
Johnson & Johnson	315,113	51,404,384
Laboratory Corp. of America Holdings(b)	16,051	3,674,234
Magellan Health, Inc.(b)	11,276	1,059,718
McKesson Corp.	116,461	20,318,951
MEDNAX, Inc.(b)	59,759	1,629,628
Medtronic PLC	151,487	16,865,048
Merck & Co., Inc.	308,255	23,757,213
Mettler-Toledo International, Inc.(b)	1,073	1,253,371
Molina Healthcare, Inc.(b)	16,140	3,447,665
Owens & Minor, Inc.	136,483	3,968,926
Patterson Cos., Inc.	36,037	1,141,652
PerkinElmer, Inc.	8,081	1,188,473
Perrigo Co. PLC	21,501	918,093
Pfizer, Inc.	1,110,562	39,869,176
PRA Health Sciences, Inc.(b)	5,247	646,640
Quest Diagnostics, Inc.	21,767	2,811,208
Regeneron Pharmaceuticals, Inc.(b)	5,086	2,562,530
ResMed, Inc.	6,160	1,241,671
Select Medical Holdings Corp.(b)	19,822	509,425
STERIS PLC	5,715	1,069,334
Stryker Corp.	20,678	4,570,045
Teleflex, Inc.	2,197	829,653
Tenet Healthcare Corp.(b)	94,474	4,465,786
Thermo Fisher Scientific, Inc.	23,293	11,872,442
United Therapeutics Corp.(b)	9,062	1,484,537
UnitedHealth Group, Inc.	119,320	39,802,766
Universal Health Services, Inc., Class B	14,163	1,765,843
Varian Medical Systems, Inc.(b)	5,914	1,038,321
Vertex Pharmaceuticals, Inc.(b)	3,480	797,198
Viatris, Inc.(b)	359,086	6,100,871
Waters Corp.(b)	4,397	1,163,754
Zimmer Biomet Holdings, Inc.	18,886	2,902,212
Zoetis, Inc.	13,748	2,120,629
		520,879,239
Industrials-9.86%
3M Co.	91,510	16,074,647
A.O. Smith Corp.	16,840	914,412
ABM Industries, Inc.	20,404	749,643
Acuity Brands, Inc.	6,373	766,290
AECOM(b)	54,966	2,753,797
AerCap Holdings N.V. (Ireland)(b)	48,515	1,855,214
AGCO Corp.	17,673	1,959,936
Air Lease Corp.	23,065	914,066
Allegion PLC	4,832	517,072
	Shares	Value
Industrials-(continued)
Allison Transmission Holdings, Inc.	17,652	$718,436
AMERCO	1,730	800,021
American Airlines Group, Inc.(c)	68,748	1,180,403
AMETEK, Inc.	16,176	1,832,094
Applied Industrial Technologies, Inc.	7,739	544,748
ASGN, Inc.(b)	9,989	828,188
Avis Budget Group, Inc.(b)	50,891	2,103,834
Beacon Roofing Supply, Inc.(b)	26,404	1,050,087
Boeing Co. (The)	60,782	11,803,257
Boise Cascade Co.	12,825	610,855
Builders FirstSource, Inc.(b)	30,409	1,163,144
C.H. Robinson Worldwide, Inc.	32,346	2,767,524
Carlisle Cos., Inc.	6,597	956,103
Carrier Global Corp.	123,483	4,754,095
Caterpillar, Inc.	99,267	18,149,978
Cintas Corp.	4,808	1,529,521
Clean Harbors, Inc.(b)	8,372	648,495
Colfax Corp.(b)	23,544	873,953
Copart, Inc.(b)	6,309	692,413
CoreCivic, Inc.	62,438	443,934
CoreLogic, Inc.	11,264	848,067
CoStar Group, Inc.(b)	951	855,624
Covanta Holding Corp.	39,109	553,392
Crane Co.	8,124	614,824
CSX Corp.	79,241	6,795,312
Cummins, Inc.	32,216	7,552,075
Curtiss-Wright Corp.	4,360	452,524
Deere & Co.	49,718	14,358,558
Delta Air Lines, Inc.	45,594	1,730,748
Deluxe Corp.	15,635	529,870
Donaldson Co., Inc.	14,190	843,454
Dover Corp.	15,968	1,860,112
Dycom Industries, Inc.(b)	12,556	1,018,794
Eaton Corp. PLC	74,699	8,792,072
EMCOR Group, Inc.	11,892	1,050,064
Emerson Electric Co.	102,385	8,124,250
EnerSys	7,937	652,659
Equifax, Inc.	9,105	1,612,587
Expeditors International of Washington, Inc.	20,240	1,811,885
Fastenal Co.	51,220	2,335,120
FedEx Corp.	64,908	15,275,449
Flowserve Corp.	23,222	825,774
Fluor Corp.	190,180	3,288,212
Fortive Corp.	23,999	1,585,854
Fortune Brands Home & Security, Inc.	17,411	1,501,699
FTI Consulting, Inc.(b)	4,379	481,559
GATX Corp.	10,163	943,126
General Dynamics Corp.	40,238	5,902,110
General Electric Co.	2,714,579	28,991,704
Graco, Inc.	9,977	687,814
Greenbrier Cos., Inc. (The)	20,883	755,547
Hexcel Corp.	8,012	349,804
Honeywell International, Inc.	75,248	14,701,202
Howmet Aerospace, Inc.	75,289	1,850,604
Hub Group, Inc., Class A(b)	10,821	569,509
Hubbell, Inc.	8,016	1,247,290
Huntington Ingalls Industries, Inc.	6,159	968,995
IDEX Corp.	5,377	1,001,144
IHS Markit Ltd.	22,560	1,964,525
Illinois Tool Works, Inc.	29,505	5,730,166
ITT, Inc.	10,791	806,196
J.B. Hunt Transport Services, Inc.	11,554	1,555,862

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Jacobs Engineering Group, Inc.	17,673	$1,784,266
JetBlue Airways Corp.(b)	28,270	405,392
Johnson Controls International PLC	174,352	8,686,217
Kansas City Southern	9,733	1,972,587
Kennametal, Inc.	18,026	682,825
Kirby Corp.(b)	14,024	711,858
Knight-Swift Transportation Holdings, Inc.	22,752	910,080
L3Harris Technologies, Inc.	9,050	1,552,165
Landstar System, Inc.	5,414	754,712
Lennox International, Inc.	2,570	708,009
Lincoln Electric Holdings, Inc.	8,035	920,007
Lockheed Martin Corp.	25,926	8,343,505
Macquarie Infrastructure Corp.	29,626	823,307
ManpowerGroup, Inc.	29,947	2,648,513
Masco Corp.	32,225	1,750,140
MasTec, Inc.(b)	14,313	1,104,248
Meritor, Inc.(b)	24,229	625,350
Middleby Corp. (The)(b)	6,889	934,975
MRC Global, Inc.(b)	64,044	442,544
MSC Industrial Direct Co., Inc., Class A	10,809	838,454
Mueller Industries, Inc.	16,760	572,354
Navistar International Corp.(b)	18,056	794,464
Nielsen Holdings PLC	120,660	2,694,338
Nordson Corp.	4,216	754,622
Norfolk Southern Corp.	31,965	7,563,558
Northrop Grumman Corp.	16,718	4,791,546
nVent Electric PLC	25,838	578,254
Old Dominion Freight Line, Inc.	5,289	1,026,066
Oshkosh Corp.	15,324	1,403,525
Otis Worldwide Corp.	61,804	3,995,629
Owens Corning	26,053	2,021,713
PACCAR, Inc.	79,363	7,239,493
Parker-Hannifin Corp.	16,533	4,374,797
Pentair PLC	22,785	1,240,871
Pitney Bowes, Inc.	261,084	2,438,525
Quanta Services, Inc.	34,640	2,441,081
Raytheon Technologies Corp.	204,061	13,616,991
Regal Beloit Corp.	9,503	1,192,436
Republic Services, Inc.	26,403	2,390,000
Resideo Technologies, Inc.(b)	91,787	2,120,280
Rexnord Corp.	15,480	586,073
Robert Half International, Inc.	19,129	1,291,207
Rockwell Automation, Inc.	11,129	2,765,890
Roper Technologies, Inc.	5,662	2,224,656
Rush Enterprises, Inc., Class A	17,562	737,428
Ryder System, Inc.	47,910	2,998,687
Sensata Technologies Holding PLC(b)	25,778	1,404,901
Snap-on, Inc.	8,993	1,618,650
Southwest Airlines Co.	25,259	1,109,880
Spirit AeroSystems Holdings, Inc., Class A	18,403	623,310
Stanley Black & Decker, Inc.	23,053	3,999,465
Stericycle, Inc.(b)	15,115	989,730
Teledyne Technologies, Inc.(b)	2,228	795,418
Terex Corp.	27,269	975,139
Textron, Inc.	53,913	2,440,102
Timken Co. (The)	14,060	1,063,780
Toro Co. (The)	7,734	728,929
Trane Technologies PLC	26,329	3,774,262
TransDigm Group, Inc.(b)	4,520	2,500,826
TransUnion	6,679	581,340
Trinity Industries, Inc.	39,300	1,092,933
Triton International Ltd. (Bermuda)	16,233	752,237
	Shares	Value
Industrials-(continued)
Tutor Perini Corp.(b)	49,254	$733,885
Uber Technologies, Inc.(b)	21,977	1,119,289
UFP Industries, Inc.	9,328	503,152
Union Pacific Corp.	78,768	15,554,317
United Airlines Holdings, Inc.(b)	30,724	1,228,653
United Parcel Service, Inc., Class B	138,455	21,460,525
United Rentals, Inc.(b)	21,422	5,205,760
Univar Solutions, Inc.(b)	64,625	1,201,379
Valmont Industries, Inc.	4,561	879,908
Verisk Analytics, Inc.	6,594	1,209,999
W.W. Grainger, Inc.	6,700	2,441,413
Wabtec Corp.	11,963	887,774
Waste Management, Inc.	43,879	4,884,610
Watsco, Inc.	4,894	1,167,170
WESCO International, Inc.(b)	33,048	2,515,283
XPO Logistics, Inc.(b)	24,497	2,704,714
Xylem, Inc.	14,502	1,400,748
		433,335,415
Information Technology-15.15%
Accenture PLC, Class A	49,627	12,005,764
Adobe, Inc.(b)	8,996	4,127,095
Advanced Micro Devices, Inc.(b)	14,608	1,251,029
Akamai Technologies, Inc.(b)	12,012	1,333,692
Alliance Data Systems Corp.	14,763	998,717
Amdocs Ltd.	17,949	1,267,558
Amphenol Corp., Class A	21,559	2,692,288
Analog Devices, Inc.	31,032	4,571,945
ANSYS, Inc.(b)	2,823	1,000,387
Apple, Inc.	1,282,351	169,219,038
Applied Materials, Inc.	73,868	7,141,558
Arrow Electronics, Inc.(b)	52,844	5,159,160
Automatic Data Processing, Inc.	28,620	4,725,734
Avaya Holdings Corp.(b)	56,176	1,249,354
Avnet, Inc.	82,007	2,895,667
Benchmark Electronics, Inc.	19,305	488,996
Black Knight, Inc.(b)	8,671	708,334
Booz Allen Hamilton Holding Corp.	15,039	1,280,872
Broadcom, Inc.	30,470	13,726,735
Broadridge Financial Solutions, Inc.	8,884	1,255,398
CACI International, Inc., Class A(b)	3,501	844,511
Cadence Design Systems, Inc.(b)	8,912	1,162,036
CDK Global, Inc.	11,054	551,595
CDW Corp.	14,903	1,962,129
Check Point Software Technologies Ltd. (Israel)(b)	8,545	1,091,538
Ciena Corp.(b)	17,150	915,638
Cisco Systems, Inc.	622,697	27,759,832
Citrix Systems, Inc.	5,299	706,410
Cognizant Technology Solutions Corp., Class A	58,710	4,576,444
CommScope Holding Co., Inc.(b)	102,083	1,499,599
Concentrix Corp.(b)	11,991	1,282,078
Conduent, Inc.(b)	166,864	804,284
Corning, Inc.	171,106	6,137,572
Cree, Inc.(b)	11,999	1,212,859
Dell Technologies, Inc., Class C(b)	44,883	3,271,522
DXC Technology Co.	152,902	4,311,836
EchoStar Corp., Class A(b)	14,154	296,385
Euronet Worldwide, Inc.(b)	4,083	510,212
F5 Networks, Inc.(b)	6,034	1,182,362
Fidelity National Information Services, Inc.	24,891	3,073,043
First Solar, Inc.(b)	19,945	1,977,547

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fiserv, Inc.(b)	15,200	$1,560,888
FleetCor Technologies, Inc.(b)	4,297	1,043,097
Flex Ltd.(b)	303,036	5,345,555
FLIR Systems, Inc.	11,926	620,748
Gartner, Inc.(b)	4,250	645,618
Genpact Ltd.	14,036	537,298
Global Payments, Inc.	5,311	937,498
Hewlett Packard Enterprise Co.	570,205	7,036,330
HP, Inc.	321,664	7,829,302
Insight Enterprises, Inc.(b)	15,446	1,175,441
Intel Corp.	608,688	33,788,271
International Business Machines Corp.	205,830	24,516,411
Intuit, Inc.	7,406	2,675,269
Jabil, Inc.	65,196	2,697,159
Jack Henry & Associates, Inc.	4,327	626,506
Juniper Networks, Inc.	71,139	1,737,214
KBR, Inc.	24,955	724,943
Keysight Technologies, Inc.(b)	10,375	1,468,996
KLA Corp.	20,228	5,665,256
Lam Research Corp.	8,805	4,261,180
Leidos Holdings, Inc.	19,296	2,046,534
Marvell Technology Group Ltd.	61,248	3,151,822
Mastercard, Inc., Class A	17,404	5,504,711
Maxim Integrated Products, Inc.	27,353	2,399,132
Microchip Technology, Inc.	20,808	2,832,177
Micron Technology, Inc.(b)	223,156	17,466,420
Microsoft Corp.	354,078	82,131,933
MKS Instruments, Inc.	5,276	833,977
Motorola Solutions, Inc.	9,584	1,605,799
National Instruments Corp.	13,986	579,020
NCR Corp.(b)	40,820	1,361,755
NetApp, Inc.	34,424	2,287,131
NortonLifeLock, Inc.	154,473	3,254,746
Nuance Communications, Inc.(b)	22,470	1,023,284
NVIDIA Corp.	11,945	6,206,503
NXP Semiconductors N.V. (Netherlands)	26,648	4,276,205
ON Semiconductor Corp.(b)	74,746	2,577,990
Oracle Corp.	236,041	14,263,958
Paychex, Inc.	29,532	2,578,734
PayPal Holdings, Inc.(b)	42,713	10,008,083
Perspecta, Inc.	26,595	769,925
Plexus Corp.(b)	7,244	557,208
Qorvo, Inc.(b)	14,116	2,412,142
QUALCOMM, Inc.	152,705	23,864,737
Sabre Corp.	52,244	563,190
salesforce.com, inc.(b)	19,378	4,370,902
Sanmina Corp.(b)	36,815	1,144,946
Science Applications International Corp.	8,436	810,109
Seagate Technology PLC	74,654	4,936,122
Skyworks Solutions, Inc.	15,530	2,628,452
SS&C Technologies Holdings, Inc.	14,126	888,243
SYNNEX Corp.	11,607	947,363
Synopsys, Inc.(b)	7,498	1,915,364
TE Connectivity Ltd.	52,484	6,319,074
Teradata Corp.(b)	22,843	614,477
Teradyne, Inc.	9,770	1,108,700
Texas Instruments, Inc.	79,252	13,131,264
Trimble, Inc.(b)	20,933	1,379,694
TTM Technologies, Inc.(b)	43,276	580,331
ViaSat, Inc.(b)(c)	10,370	451,510
Visa, Inc., Class A	50,743	9,806,085
Vishay Intertechnology, Inc.	30,990	667,834
	Shares	Value
Information Technology-(continued)
Vontier Corp.(b)	9,641	$312,658
Western Digital Corp.	84,802	4,785,377
Western Union Co. (The)	70,453	1,568,988
WEX, Inc.(b)	2,837	535,058
Xerox Holdings Corp.	56,158	1,181,003
Xilinx, Inc.	20,344	2,656,316
Zebra Technologies Corp., Class A(b)	3,697	1,433,808
		665,852,527
Materials-4.07%
Air Products and Chemicals, Inc.	19,355	5,163,140
Albemarle Corp.	14,312	2,327,990
Alcoa Corp.(b)	155,926	2,806,668
Allegheny Technologies, Inc.(b)	32,095	545,936
AptarGroup, Inc.	7,042	936,375
Arconic Corp.(b)	18,797	473,684
Ashland Global Holdings, Inc.	10,793	863,332
Avery Dennison Corp.	10,565	1,593,942
Avient Corp.	17,908	688,204
Axalta Coating Systems Ltd.(b)	34,841	940,359
Ball Corp.	25,595	2,252,872
Berry Global Group, Inc.(b)	34,784	1,717,286
Cabot Corp.	16,256	713,801
Carpenter Technology Corp.	12,480	389,875
Celanese Corp.	18,203	2,223,496
CF Industries Holdings, Inc.	54,802	2,267,707
Chemours Co. (The)	62,462	1,645,249
Commercial Metals Co.	41,678	820,640
Compass Minerals International, Inc.	8,646	503,716
Constellium SE(b)	54,008	665,919
Corteva, Inc.	159,023	6,338,657
Crown Holdings, Inc.(b)	23,835	2,148,725
Domtar Corp.	37,106	1,112,067
Dow, Inc.	160,153	8,311,941
DuPont de Nemours, Inc.	285,311	22,667,959
Eastman Chemical Co.	42,484	4,178,301
Ecolab, Inc.	18,759	3,836,403
Element Solutions, Inc.	52,619	896,102
FMC Corp.	8,376	907,037
Freeport-McMoRan, Inc.	353,876	9,522,803
Graphic Packaging Holding Co.	72,667	1,137,965
Greif, Inc., Class A	10,331	466,548
H.B. Fuller Co.	11,032	561,418
Huntsman Corp.	89,991	2,377,562
International Flavors & Fragrances, Inc.(c)	13,483	1,515,220
International Paper Co.	141,930	7,140,498
Linde PLC (United Kingdom)	61,035	14,977,989
Louisiana-Pacific Corp.	21,455	815,505
LyondellBasell Industries N.V., Class A	107,468	9,216,456
Martin Marietta Materials, Inc.	5,999	1,724,173
Mosaic Co. (The)	153,713	3,990,390
Newmont Corp.	57,841	3,447,324
Nucor Corp.	105,538	5,142,867
O-I Glass, Inc.	88,619	1,120,144
Olin Corp.	67,963	1,624,995
Packaging Corp. of America	19,246	2,587,817
PPG Industries, Inc.	33,581	4,523,697
Reliance Steel & Aluminum Co.	18,018	2,091,529
RPM International, Inc.	16,707	1,377,826
Scotts Miracle-Gro Co. (The)	4,786	1,059,668
Sealed Air Corp.	33,651	1,422,428
Sherwin-Williams Co. (The)	4,921	3,404,348
Silgan Holdings, Inc.	16,684	607,798

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Sonoco Products Co.	22,963	$1,329,787
Steel Dynamics, Inc.	65,451	2,243,006
Summit Materials, Inc., Class A(b)	25,121	515,734
Trinseo S.A.	26,382	1,340,997
United States Steel Corp.(c)	209,761	3,725,355
Vulcan Materials Co.	11,678	1,741,657
Warrior Met Coal, Inc.	52,063	1,198,490
Westlake Chemical Corp.	9,392	718,112
Westrock Co.	101,561	4,207,672
		178,815,161
Real Estate-2.75%
Alexander & Baldwin, Inc.	25,753	389,385
Alexandria Real Estate Equities, Inc.	9,317	1,556,964
American Campus Communities, Inc.	23,358	961,415
American Homes 4 Rent, Class A	25,156	760,466
American Tower Corp.	19,479	4,428,745
Apartment Income REIT Corp.(b)	17,689	685,803
Apartment Investment & Management Co.	17,689	81,193
Apple Hospitality REIT, Inc.	78,842	983,948
AvalonBay Communities, Inc.	14,450	2,365,031
Boston Properties, Inc.	20,675	1,887,007
Brandywine Realty Trust	40,630	446,930
Brixmor Property Group, Inc.	69,251	1,172,419
Camden Property Trust	10,639	1,086,774
CBRE Group, Inc., Class A(b)	51,270	3,126,445
Colony Capital, Inc.(c)	230,280	1,142,189
Columbia Property Trust, Inc.	34,063	463,257
Corporate Office Properties Trust	20,410	536,171
Cousins Properties, Inc.	14,199	447,836
Crown Castle International Corp.	33,441	5,325,814
CubeSmart	21,914	763,484
CyrusOne, Inc.	9,995	729,135
DiamondRock Hospitality Co.	60,807	498,617
Digital Realty Trust, Inc.	22,332	3,214,691
Diversified Healthcare Trust	139,818	562,068
Douglas Emmett, Inc.	18,145	502,798
Duke Realty Corp.	38,403	1,519,223
EPR Properties	12,129	480,794
Equinix, Inc.	5,253	3,887,010
Equity LifeStyle Properties, Inc.	9,449	574,877
Equity Residential	44,007	2,712,591
Essex Property Trust, Inc.	6,095	1,460,423
Extra Space Storage, Inc.	11,239	1,278,886
Federal Realty Investment Trust	8,454	740,232
Gaming and Leisure Properties, Inc.	21,755	894,783
GEO Group, Inc. (The)(c)	55,050	492,147
Healthcare Realty Trust, Inc.	16,455	493,815
Healthcare Trust of America, Inc., Class A	26,254	741,676
Healthpeak Properties, Inc.	69,490	2,060,379
Highwoods Properties, Inc.	17,568	658,624
Host Hotels & Resorts, Inc.	205,992	2,791,192
Howard Hughes Corp. (The)(b)	5,081	437,830
Hudson Pacific Properties, Inc.	21,294	499,131
Invitation Homes, Inc.	49,942	1,472,290
Iron Mountain, Inc.	77,440	2,607,405
JBG SMITH Properties	14,551	434,493
Jones Lang LaSalle, Inc.(b)	10,304	1,506,548
Kilroy Realty Corp.	12,351	699,437
Kimco Realty Corp.	84,297	1,391,743
Lamar Advertising Co., Class A	11,831	955,708
Lexington Realty Trust	47,511	486,988
Life Storage, Inc.	8,784	716,599
	Shares	Value
Real Estate-(continued)
Macerich Co. (The)(c)	64,027	$1,005,224
Medical Properties Trust, Inc.	44,732	944,293
Mid-America Apartment Communities, Inc.	12,443	1,651,808
National Retail Properties, Inc.	16,008	624,312
Office Properties Income Trust	14,845	343,513
Omega Healthcare Investors, Inc.	26,828	971,710
Outfront Media, Inc.	38,164	695,730
Paramount Group, Inc.	50,517	449,096
Park Hotels & Resorts, Inc.	72,130	1,203,128
Pebblebrook Hotel Trust	30,671	563,733
Physicians Realty Trust	24,455	431,142
Piedmont Office Realty Trust, Inc., Class A	27,305	419,951
Prologis, Inc.	51,033	5,266,606
Public Storage	12,063	2,745,780
Rayonier, Inc.	26,216	806,142
Realogy Holdings Corp.(b)	85,591	1,215,392
Realty Income Corp.	25,073	1,480,811
Regency Centers Corp.	23,514	1,109,391
Retail Properties of America, Inc., Class A	61,852	569,657
RLJ Lodging Trust	66,931	864,079
Ryman Hospitality Properties, Inc.	6,502	421,655
Sabra Health Care REIT, Inc.	31,589	530,379
SBA Communications Corp., Class A	2,394	643,196
Service Properties Trust	73,488	779,708
Simon Property Group, Inc.	42,991	3,995,154
SITE Centers Corp.	55,416	614,563
SL Green Realty Corp.	19,384	1,308,032
Spirit Realty Capital, Inc.	15,421	594,634
STORE Capital Corp.	19,277	597,973
Sun Communities, Inc.	5,772	826,146
Sunstone Hotel Investors, Inc.	73,458	786,001
UDR, Inc.	25,733	989,434
Uniti Group, Inc.	86,204	1,061,171
Ventas, Inc.	73,142	3,369,652
VEREIT, Inc.	42,797	1,507,738
VICI Properties, Inc.	47,576	1,202,721
Vornado Realty Trust	29,639	1,178,447
Washington Prime Group, Inc.	31,650	446,265
Weingarten Realty Investors	22,697	510,909
Welltower, Inc.	65,699	3,981,359
Weyerhaeuser Co.	141,351	4,408,738
WP Carey, Inc.	19,033	1,263,791
Xenia Hotels & Resorts, Inc.	33,840	489,665
		120,982,238
Utilities-3.68%
AES Corp. (The)	182,670	4,455,321
ALLETE, Inc.	9,846	618,723
Alliant Energy Corp.	32,832	1,597,277
Ameren Corp.	40,309	2,931,270
American Electric Power Co., Inc.	85,319	6,903,160
American Water Works Co., Inc.	17,011	2,705,089
Atmos Energy Corp.	14,411	1,282,579
Avangrid, Inc.	11,327	524,100
Avista Corp.	14,394	539,487
Black Hills Corp.	9,516	562,586
CenterPoint Energy, Inc.	138,163	2,913,858
CMS Energy Corp.	42,305	2,406,308
Consolidated Edison, Inc.	74,938	5,304,112
Dominion Energy, Inc.	112,742	8,217,764
DTE Energy Co.	34,053	4,042,772
Duke Energy Corp.	166,648	15,664,912
Edison International	69,166	4,022,695

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Entergy Corp.	35,999	$3,431,785
Essential Utilities, Inc.	15,553	720,104
Evergy, Inc.	43,224	2,322,425
Eversource Energy	47,506	4,156,775
Exelon Corp.	266,573	11,078,774
FirstEnergy Corp.	101,479	3,121,494
Hawaiian Electric Industries, Inc.	21,007	694,491
IDACORP, Inc.	7,475	660,042
MDU Resources Group, Inc.	39,993	1,051,416
National Fuel Gas Co.	19,892	800,852
New Jersey Resources Corp.	15,506	542,865
NextEra Energy, Inc.	188,316	15,229,115
NiSource, Inc.	66,355	1,469,763
NorthWestern Corp.	9,277	505,318
NRG Energy, Inc.	41,165	1,704,643
OGE Energy Corp.	35,557	1,085,200
ONE Gas, Inc.	7,689	562,297
PG&E Corp.(b)	333,498	3,811,882
Pinnacle West Capital Corp.	22,117	1,664,304
PNM Resources, Inc.	12,098	586,995
Portland General Electric Co.	16,542	699,561
PPL Corp.	178,789	4,947,092
Public Service Enterprise Group, Inc.	105,220	5,937,565
Sempra Energy	38,541	4,769,834
South Jersey Industries, Inc.	16,187	373,920
Southern Co. (The)	189,672	11,175,474
Southwest Gas Holdings, Inc.	12,229	733,251
Spire, Inc.	9,031	552,607
UGI Corp.	49,542	1,783,017
Vistra Corp.	108,009	2,156,940
WEC Energy Group, Inc.	39,518	3,513,150
Xcel Energy, Inc.	80,303	5,138,589
		161,673,553
Total Common Stocks & Other Equity Interests (Cost $3,524,972,484)		4,391,094,471
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $2,923,715)	2,923,715	$2,923,715
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $3,527,896,199)		4,394,018,186
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.79%
Invesco Private Government Fund, 0.01%(d)(f)(g)	21,356,321	21,356,321
Invesco Private Prime Fund, 0.11%(d)(f)(g)	57,157,119	57,179,983
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $78,536,303)		78,536,304
TOTAL INVESTMENTS IN SECURITIES-101.74% (Cost $3,606,432,502)		4,472,554,490
OTHER ASSETS LESS LIABILITIES-(1.74)%		(76,641,371)
NET ASSETS-100.00%		$4,395,913,119

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$1,635,550	$68,273	$(443,446)	$2,245,138	$(244,883)	$3,260,632	$80,620
Invesco Mortgage Capital, Inc.	113,471	19,460	(36,075)	114,892	(86,161)	125,587	23,196
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	58,897,909	(55,974,194)	-	-	2,923,715	384
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,516,296	66,479,830	(68,996,126)	-	-	-	1,276
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$32,953,152	$157,299,107	$(168,895,938)	$-	$-	$21,356,321	$5,251*
Invesco Private Prime Fund	-	150,645,020	(93,469,181)	1	4,143	57,179,983	11,691*
Total	$37,218,469	$433,409,599	$(387,814,960)	$2,360,031	$(326,901)	$84,846,238	$122,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The aggregate value of these securities at period end was $3,386,219, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.99%
ANGI Homeservices, Inc., Class A(b)	29,343	$410,215
ATN International, Inc.	14,039	606,204
Bandwidth, Inc., Class A(b)	2,312	411,860
Boingo Wireless, Inc.(b)	24,099	278,102
Boston Omaha Corp., Class A(b)	6,104	166,639
Cable One, Inc.	1,141	2,282,000
Cargurus, Inc.(b)	11,283	330,028
Cars.com, Inc.(b)	209,884	2,436,753
Cincinnati Bell, Inc.(b)	149,791	2,282,815
Clear Channel Outdoor Holdings, Inc.(b)	305,657	608,257
Cogent Communications Holdings, Inc.	19,873	1,131,767
comScore, Inc.(b)	132,864	423,836
Consolidated Communications Holdings, Inc.(b)	291,941	1,782,300
Cumulus Media, Inc., Class A(b)	41,885	363,562
DHI Group, Inc.(b)	76,551	191,377
E.W. Scripps Co. (The), Class A	89,547	1,326,191
Emerald Holding, Inc.	37,450	152,047
Entercom Communications Corp., Class A	306,953	1,427,331
Entravision Communications Corp., Class A	134,328	429,850
Eros STX Global Corp. (United Arab Emirates)(b)(c)	201,544	382,934
Eventbrite, Inc., Class A(b)(c)	10,172	181,570
Fluent, Inc.(b)	51,068	276,789
Gannett Co., Inc.(b)	383,430	1,717,766
Glu Mobile, Inc.(b)	31,995	281,876
Gogo, Inc.(b)(c)	88,434	1,185,016
Gray Television, Inc.(b)	119,219	2,032,684
IDT Corp., Class B(b)	50,762	712,191
iHeartMedia, Inc., Class A(b)	160,139	2,328,421
IMAX Corp.(b)	54,228	1,024,909
Iridium Communications, Inc.(b)	62,137	3,061,490
Liberty Media Corp.-Liberty Braves, Class A(b)	3,730	102,053
Liberty Media Corp.-Liberty Braves, Class C(b)	15,064	403,414
Liberty TripAdvisor Holdings, Inc., Class A(b)	226,976	926,062
Madison Square Garden Entertainment Corp.(b)	9,454	839,042
Madison Square Garden Sports Corp., Class A(b)	8,574	1,388,045
Marcus Corp. (The)	26,738	470,589
Match Group, Inc.(b)	6,465	904,195
MDC Partners, Inc., Class A(b)	100,926	277,546
MSG Networks, Inc., Class A(b)	63,824	1,102,240
National CineMedia, Inc.	141,051	587,477
New York Times Co. (The), Class A	54,362	2,695,812
ORBCOMM, Inc.(b)	99,832	747,742
QuinStreet, Inc.(b)	20,554	435,128
Roku, Inc.(b)	3,202	1,245,674
Scholastic Corp.	55,592	1,432,606
Shenandoah Telecommunications Co.	24,257	942,870
Sirius XM Holdings, Inc.(c)	360,883	2,259,128
Snap, Inc., Class A(b)	67,173	3,556,139
Spok Holdings, Inc.	30,242	336,291
TechTarget, Inc.(b)	7,295	544,936
Tribune Publishing Co.	39,850	582,208
TripAdvisor, Inc.(b)	92,613	2,868,225
TrueCar, Inc.(b)	136,138	609,898
United States Cellular Corp.(b)	45,534	1,419,750
Vonage Holdings Corp.(b)	138,779	1,731,962
WideOpenWest, Inc.(b)	89,071	948,606
World Wrestling Entertainment, Inc., Class A	14,436	813,180
Yelp, Inc.(b)	47,548	1,549,589
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class A(b)	15,091	$2,093,424
Zillow Group, Inc., Class C(b)	33,734	4,400,938
Zynga, Inc., Class A(b)	234,960	2,328,454
		70,770,003
Consumer Discretionary-17.12%
1-800-Flowers.com, Inc., Class A(b)	24,311	747,077
Acushnet Holdings Corp.	35,341	1,442,620
Adtalem Global Education, Inc.(b)	75,030	2,895,408
American Outdoor Brands, Inc.(b)	33,619	638,089
American Public Education, Inc.(b)	26,803	771,390
America’s Car-Mart, Inc.(b)	4,183	496,857
At Home Group, Inc.(b)	172,850	4,212,355
Bally’s Corp.	18,518	971,825
Barnes & Noble Education, Inc.(b)	210,484	1,233,436
Bassett Furniture Industries, Inc.	29,775	577,040
Beazer Homes USA, Inc.(b)	117,165	1,947,282
Big 5 Sporting Goods Corp.(c)	111,168	1,447,407
Biglari Holdings, Inc., Class A(b)	291	166,184
Biglari Holdings, Inc., Class B(b)	2,604	298,783
BJ’s Restaurants, Inc.(b)	26,970	1,260,578
Blue Apron Holdings, Inc., Class A(b)	59,213	598,051
Bluegreen Vacations Holding Corp.	14,962	195,853
Boot Barn Holdings, Inc.(b)	26,585	1,521,725
Boyd Gaming Corp.(b)	78,129	3,528,306
Bright Horizons Family Solutions, Inc.(b)	15,616	2,373,164
Buckle, Inc. (The)	72,342	2,844,487
Build-A-Bear Workshop, Inc.(b)	79,454	445,737
Caesars Entertainment, Inc.(b)	30,488	2,146,050
Caleres, Inc.	171,957	2,598,270
Callaway Golf Co.	63,958	1,783,789
Camping World Holdings, Inc., Class A	60,815	2,077,440
Carriage Services, Inc.	21,376	707,973
Carrols Restaurant Group, Inc.(b)	129,162	793,055
Carvana Co.(b)	1,424	371,935
Cato Corp. (The), Class A	67,627	768,919
Cavco Industries, Inc.(b)	4,796	904,813
Century Casinos, Inc.(b)	38,183	265,372
Century Communities, Inc.(b)	38,975	1,829,487
Cheesecake Factory, Inc. (The)(c)	59,444	2,673,197
Chegg, Inc.(b)	13,418	1,278,199
Chewy, Inc., Class A(b)	5,751	585,567
Chico’s FAS, Inc.	636,638	1,406,970
Children’s Place, Inc. (The)(c)	28,503	2,094,115
Choice Hotels International, Inc.	11,052	1,112,273
Churchill Downs, Inc.	9,543	1,788,835
Chuy’s Holdings, Inc.(b)	19,430	681,604
Citi Trends, Inc.	25,541	1,506,919
Clarus Corp.	14,113	226,655
Collectors Universe, Inc.	9,207	840,691
Columbia Sportswear Co.	18,687	1,634,365
Conn’s, Inc.(b)	137,496	2,162,812
Container Store Group, Inc. (The)(b)	81,329	1,108,514
Crocs, Inc.(b)	26,169	1,832,353
Culp, Inc.	25,403	391,968
Dave & Buster’s Entertainment, Inc.	31,328	1,065,779
Del Taco Restaurants, Inc.(b)	87,171	838,585
Denny’s Corp.(b)	30,706	483,005
Despegar.com Corp. (Argentina)(b)	28,699	291,008
Dillard’s, Inc., Class A(c)	41,953	3,683,893
Dine Brands Global, Inc.	15,810	1,087,096
Dorman Products, Inc.(b)	22,097	2,007,071
Drive Shack, Inc.(b)(c)	206,889	498,603
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Duluth Holdings, Inc., Class B(b)(c)	22,365	$278,892
El Pollo Loco Holdings, Inc.(b)	22,952	467,073
Ethan Allen Interiors, Inc.	70,236	1,661,081
Etsy, Inc.(b)	13,941	2,775,514
Everi Holdings, Inc.(b)	52,426	685,732
Express, Inc.(b)(c)	612,066	3,672,396
Farfetch Ltd., Class A (United Kingdom)(b)	44,101	2,700,745
Fiesta Restaurant Group, Inc.(b)	69,359	1,044,547
Five Below, Inc.(b)	15,492	2,722,409
Flexsteel Industries, Inc.	17,695	603,753
Floor & Decor Holdings, Inc., Class A(b)	18,535	1,706,517
Fossil Group, Inc.(b)	533,969	7,742,551
Fox Factory Holding Corp.(b)	10,831	1,295,821
frontdoor, Inc.(b)	32,166	1,770,417
Funko, Inc., Class A(b)(c)	34,262	409,431
Genesco, Inc.(b)	80,382	3,119,625
Gentherm, Inc.(b)	32,136	1,968,651
Golden Entertainment, Inc.(b)	21,453	364,701
GoPro, Inc., Class A(b)	211,214	1,890,365
Grand Canyon Education, Inc.(b)	30,921	2,626,430
Green Brick Partners, Inc.(b)	31,208	621,039
Groupon, Inc.(b)	64,583	2,206,801
Grubhub, Inc.(b)	36,539	2,750,291
Guess?, Inc.	114,330	2,654,743
Hamilton Beach Brands Holding Co., Class A	21,808	418,496
Haverty Furniture Cos., Inc.	62,118	2,030,637
Helen of Troy Ltd.(b)	13,364	3,264,157
Hibbett Sports, Inc.(b)	54,621	3,083,355
Hilton Grand Vacations, Inc.(b)	95,678	2,843,550
Hooker Furniture Corp.	25,821	777,987
Houghton Mifflin Harcourt Co.(b)	289,901	1,429,212
Hovnanian Enterprises, Inc., Class A(b)(c)	46,959	2,402,422
Hyatt Hotels Corp., Class A	26,276	1,725,282
Installed Building Products, Inc.(b)	10,687	1,121,387
iRobot Corp.(b)(c)	25,193	3,025,679
J Jill, Inc.(b)	57,279	230,834
Jack in the Box, Inc.	21,847	2,056,677
Johnson Outdoors, Inc., Class A	4,137	451,057
Kirkland’s, Inc.(b)(c)	240,411	6,120,864
Lands’ End, Inc.(b)	40,894	1,129,083
La-Z-Boy, Inc.	56,968	2,205,801
LCI Industries	23,423	3,030,468
LGI Homes, Inc.(b)	14,632	1,561,381
Lindblad Expeditions Holdings, Inc.(b)	12,455	195,544
Liquidity Services, Inc.(b)	38,335	748,299
Lumber Liquidators Holdings, Inc.(b)	88,083	2,462,801
M.D.C. Holdings, Inc.	58,432	3,039,633
M/I Homes, Inc.(b)	52,377	2,585,853
Magnite, Inc.(b)	34,745	1,203,567
MakeMyTrip Ltd. (India)(b)	23,723	676,817
Malibu Boats, Inc., Class A(b)	9,182	643,750
MarineMax, Inc.(b)	50,772	2,123,793
MasterCraft Boat Holdings, Inc.(b)	24,287	620,047
MercadoLibre, Inc. (Argentina)(b)	1,698	3,021,608
Modine Manufacturing Co.(b)	135,388	1,699,119
Monarch Casino & Resort, Inc.(b)	6,442	340,460
Monro, Inc.	28,063	1,640,844
Motorcar Parts of America, Inc.(b)	33,839	765,777
Movado Group, Inc.	42,407	876,129
National Vision Holdings, Inc.(b)	52,596	2,438,877
Nautilus, Inc.(b)(c)	166,394	4,078,317
New Home Co., Inc. (The)(b)	37,655	198,065
	Shares	Value
Consumer Discretionary-(continued)
Noodles & Co.(b)	25,505	$216,027
Ollie’s Bargain Outlet Holdings, Inc.(b)	27,168	2,573,625
Overstock.com, Inc.(b)(c)	87,577	6,795,975
Oxford Industries, Inc.	21,009	1,370,627
Papa John’s International, Inc.	16,291	1,666,244
Party City Holdco, Inc.(b)	764,748	5,498,538
Patrick Industries, Inc.	26,205	1,809,717
Perdoceo Education Corp.(b)	42,339	500,870
PetMed Express, Inc.(c)	18,253	697,265
Planet Fitness, Inc., Class A(b)	8,427	606,744
Playa Hotels & Resorts N.V.(b)(c)	90,664	482,332
PlayAGS, Inc.(b)	31,175	160,551
Pool Corp.	12,366	4,379,790
Potbelly Corp.(b)(c)	62,824	338,621
Quotient Technology, Inc.(b)	42,573	377,197
RCI Hospitality Holdings, Inc.	8,710	335,161
Red Lion Hotels Corp.(b)	65,088	221,299
Red Robin Gourmet Burgers, Inc.(b)	44,711	1,170,981
Red Rock Resorts, Inc., Class A	62,576	1,469,284
Regis Corp.(b)(c)	63,769	605,168
Rent-A-Center, Inc.	67,798	2,935,653
RH(b)	8,967	4,262,553
Rocky Brands, Inc.	11,566	398,564
Ruth’s Hospitality Group, Inc.	24,169	439,634
Scientific Games Corp.(b)	105,919	4,154,143
SeaWorld Entertainment, Inc.(b)	37,510	1,071,661
Select Interior Concepts, Inc., Class A(b)	44,451	332,049
Shake Shack, Inc., Class A(b)	5,047	572,431
Shoe Carnival, Inc.	16,528	776,651
Shutterstock, Inc.	9,937	645,806
Skyline Champion Corp.(b)	18,550	623,837
Sleep Number Corp.(b)	24,910	2,683,803
Smith & Wesson Brands, Inc.	122,909	2,035,373
Sonos, Inc.(b)	48,234	1,261,319
Sportsman’s Warehouse Holdings, Inc.(b)	124,843	2,187,249
Stamps.com, Inc.(b)	7,164	1,635,613
Standard Motor Products, Inc.	25,983	1,019,313
Steven Madden Ltd.	51,366	1,725,898
Stitch Fix, Inc., Class A(b)(c)	12,191	1,163,509
Stoneridge, Inc.(b)	31,565	866,459
Strategic Education, Inc.	8,226	726,932
Stride, Inc.(b)	84,008	2,163,206
Sturm Ruger & Co., Inc.	20,393	1,292,100
Superior Industries International, Inc.(b)	132,838	613,712
Tempur Sealy International, Inc.(b)	134,291	3,545,282
Texas Roadhouse, Inc.	41,532	3,165,154
Tilly’s, Inc., Class A	66,523	651,925
TopBuild Corp.(b)	20,755	4,149,962
Turtle Beach Corp.(b)(c)	19,358	578,804
Unifi, Inc.(b)	31,113	745,156
Universal Electronics, Inc.(b)	16,063	871,257
Veoneer, Inc. (Sweden)(b)(c)	213,229	5,605,790
Vera Bradley, Inc.(b)	47,987	405,490
Vista Outdoor, Inc.(b)	207,254	6,045,599
Wayfair, Inc., Class A(b)	20,512	5,585,828
Wendy’s Co. (The)	114,065	2,326,926
Weyco Group, Inc.	7,696	132,833
Wingstop, Inc.	5,888	883,494
Winnebago Industries, Inc.	21,963	1,516,765
Wolverine World Wide, Inc.	91,232	2,612,885
WW International, Inc.(b)	38,074	1,011,245
Wyndham Hotels & Resorts, Inc.	49,370	2,871,853

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)	10,770	$708,881
ZAGG, Inc.(b)	62,371	259,463
Zumiez, Inc.(b)	30,188	1,300,499
		303,986,563
Consumer Staples-2.94%
Adecoagro S.A. (Brazil)(b)	141,460	1,055,292
Andersons, Inc. (The)	139,898	3,217,654
Boston Beer Co., Inc. (The), Class A(b)	2,794	2,561,791
Calavo Growers, Inc.	11,306	860,952
Cal-Maine Foods, Inc.(b)	42,346	1,623,546
Central Garden & Pet Co., Class A(b)	67,387	2,628,093
Chefs’ Warehouse, Inc. (The)(b)	27,302	745,071
Coca-Cola Consolidated, Inc.	4,725	1,260,913
elf Beauty, Inc.(b)	14,281	310,754
Energizer Holdings, Inc.	39,995	1,753,381
Farmer Brothers Co.(b)	29,095	152,458
Fresh Del Monte Produce, Inc.	86,997	2,128,817
Freshpet, Inc.(b)	2,638	367,500
Grocery Outlet Holding Corp.(b)	21,406	913,822
Herbalife Nutrition Ltd.(b)	77,004	3,924,124
Hostess Brands, Inc.(b)	129,960	1,994,886
Ingles Markets, Inc., Class A	49,678	2,362,686
Inter Parfums, Inc.	8,950	556,511
J&J Snack Foods Corp.	8,295	1,266,315
John B. Sanfilippo & Son, Inc.	10,881	875,159
Lancaster Colony Corp.	11,791	2,058,473
Landec Corp.(b)	45,511	485,147
Lifevantage Corp.(b)	13,056	116,721
Limoneira Co.	11,598	185,220
Medifast, Inc.	4,615	1,083,002
MGP Ingredients, Inc.	11,292	653,807
National Beverage Corp.(c)	12,915	1,957,139
Natural Grocers by Vitamin Cottage, Inc.	36,211	602,913
NewAge, Inc.(b)(c)	55,169	168,265
Pilgrim’s Pride Corp.(b)	101,828	1,973,427
PriceSmart, Inc.	32,549	3,055,700
Revlon, Inc., Class A(b)(c)	15,721	180,791
Seneca Foods Corp., Class A(b)	8,935	323,894
Simply Good Foods Co. (The)(b)	26,765	763,873
SpartanNash Co.	145,874	2,701,586
Tootsie Roll Industries, Inc.(c)	9,556	378,226
Turning Point Brands, Inc.	6,928	326,309
USANA Health Sciences, Inc.(b)	13,305	1,101,122
Village Super Market, Inc., Class A	30,383	640,170
WD-40 Co.	4,681	1,424,943
Weis Markets, Inc.	28,432	1,401,129
		52,141,582
Energy-4.30%
Abraxas Petroleum Corp.(b)(c)	47,752	121,768
Alto Ingredients, Inc.(b)(c)	277,906	1,884,203
Amplify Energy Corp.	41,468	75,057
Antero Midstream Corp.	33,009	267,373
Arch Resources, Inc.	33,774	1,618,450
Archrock, Inc.	227,230	2,015,530
Ardmore Shipping Corp. (Ireland)	93,444	299,021
Berry Corp.	102,403	394,252
Bonanza Creek Energy, Inc.(b)	48,335	998,601
Bristow Group, Inc.(b)	15,439	373,778
Cactus, Inc., Class A	17,347	454,491
Callon Petroleum Co.(b)	104,960	1,452,646
	Shares	Value
Energy-(continued)
Centennial Resource Development, Inc., Class A(b)	985,457	$2,305,969
ChampionX Corp.(b)	95,726	1,463,651
Clean Energy Fuels Corp.(b)	163,203	1,669,567
CONSOL Energy, Inc.(b)	328,108	2,664,237
Core Laboratories N.V.(c)	77,494	2,555,752
CVR Energy, Inc.	77,642	1,327,678
DHT Holdings, Inc.	187,697	1,007,933
Diamond S Shipping, Inc., (Acquired 03/20/2020 - 10/07/2020; Cost $863,305)(b)(d)	91,446	584,340
DMC Global, Inc.	6,356	363,373
Dorian LPG Ltd.(b)	50,669	587,254
Dril-Quip, Inc.(b)	45,985	1,385,068
Equitrans Midstream Corp.	272,896	1,814,758
Evolution Petroleum Corp.	32,954	104,794
Exterran Corp.(b)	91,826	396,688
Forum Energy Technologies, Inc.(b)(c)	25,859	383,489
Frank’s International N.V.(b)	277,924	772,629
FTS International, Inc., Class A(b)	2,069	34,883
FTS International, Inc., Tranche 1, Wts., expiring 11/19/2023(b)(c)(e)	6,471	0
FTS International, Inc., Tranche 2, Wts., expiring 11/19/2023(b)(c)(e)	2,588	0
GasLog Ltd. (Greece)	189,444	776,720
Geopark Ltd. (Colombia)(c)	32,960	418,922
Geospace Technologies Corp.(b)	14,258	116,203
Golar LNG Ltd. (Cameroon)(b)	170,305	1,844,403
Green Plains, Inc.(b)	216,562	4,160,156
Gulf Island Fabrication, Inc.(b)	34,078	115,865
Helix Energy Solutions Group, Inc.(b)	277,206	1,142,089
HighPoint Resources Corp.(b)(c)	12,276	133,563
International Seaways, Inc.	72,750	1,164,727
ION Geophysical Corp.(b)(c)	37,436	102,949
KLX Energy Services Holdings, Inc.(b)(c)	28,539	239,442
Kosmos Energy Ltd. (Ghana)	466,987	1,036,711
Laredo Petroleum, Inc.(b)	43,486	1,011,919
Liberty Oilfield Services, Inc., Class A	111,894	1,344,966
Magnolia Oil & Gas Corp., Class A(b)	145,592	1,233,164
Mammoth Energy Services, Inc.(b)	219,537	862,780
Matador Resources Co.(b)	162,418	2,481,747
NACCO Industries, Inc., Class A	4,615	110,622
National Energy Services Reunited Corp.(b)	35,395	381,558
Natural Gas Services Group, Inc.(b)	33,337	273,030
Navigator Holdings Ltd.(b)	64,613	619,639
Navios Maritime Acquisition Corp. (Greece)	95,833	322,957
Newpark Resources, Inc.(b)	319,144	762,754
NexTier Oilfield Solutions, Inc.(b)	199,382	661,948
Nine Energy Service, Inc.(b)(c)	94,967	245,965
Nordic American Tankers Ltd.(c)	579,411	1,715,057
Northern Oil and Gas, Inc.(b)(c)	27,397	279,449
Oil States International, Inc.(b)	277,588	1,554,493
Overseas Shipholding Group, Inc., Class A(b)	188,124	389,417
Par Pacific Holdings, Inc.(b)	86,258	1,145,506
Penn Virginia Corp.(b)	33,220	333,529
ProPetro Holding Corp.(b)	140,284	1,120,869
Renewable Energy Group, Inc.(b)	66,908	5,994,957
REX American Resources Corp.(b)	10,403	795,829
Ring Energy, Inc.(b)	219,825	246,204
RPC, Inc.(b)	198,362	884,694
SandRidge Energy, Inc.(b)	158,890	670,516
Scorpio Tankers, Inc. (Monaco)(c)	113,147	1,407,549

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Energy-(continued)
Select Energy Services, Inc., Class A(b)	103,881	$521,483
SFL Corp. Ltd. (Norway)	182,483	1,153,293
SilverBow Resources, Inc.(b)(c)	42,592	231,275
Smart Sand, Inc.(b)	94,967	172,840
Solaris Oilfield Infrastructure, Inc., Class A	16,287	148,212
Talos Energy, Inc.(b)	26,257	222,134
Teekay Corp. (Bermuda)(b)(c)	407,474	1,002,386
Teekay Tankers Ltd., Class A (Bermuda)(b)(c)	87,798	899,929
TETRA Technologies, Inc.(b)	412,627	590,057
Tidewater, Inc.(b)	83,727	794,569
US Silica Holdings, Inc.	342,242	2,785,850
VAALCO Energy, Inc.(b)	68,030	148,305
W&T Offshore, Inc.(b)(c)	112,519	272,296
		76,422,730
Financials-15.18%
1st Source Corp.	14,462	569,080
AG Mortgage Investment Trust, Inc.(c)	61,700	218,418
Allegiance Bancshares, Inc.	19,659	691,604
Altabancorp	12,274	395,346
Amalgamated Bank, Class A	16,862	247,197
Ambac Financial Group, Inc.(b)	117,848	1,699,368
Amerant Bancorp, Inc.(b)	20,783	296,366
American National Group, Inc.	17,196	1,519,782
Ameris Bancorp	34,915	1,365,526
AMERISAFE, Inc.	22,413	1,243,921
Anworth Mortgage Asset Corp.	272,971	666,049
Apollo Commercial Real Estate Finance, Inc.	159,441	1,782,550
Arbor Realty Trust, Inc.	67,726	965,773
Ares Commercial Real Estate Corp.	38,643	437,439
Ares Management Corp., Class A	21,465	969,359
Argo Group International Holdings Ltd.	43,088	1,738,601
Arlington Asset Investment Corp., Class A	59,930	216,947
ARMOUR Residential REIT, Inc.	47,146	526,621
Artisan Partners Asset Management, Inc., Class A	61,167	2,960,483
Atlantic Capital Bancshares, Inc.(b)	20,884	373,615
Atlantic Union Bankshares Corp.	67,781	2,225,928
Axos Financial, Inc.(b)	59,530	2,318,693
B. Riley Financial, Inc.	13,897	669,835
Banc of California, Inc.	62,389	1,051,255
BancFirst Corp.	14,827	854,480
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	45,074	686,928
Bancorp, Inc. (The), (Acquired 04/07/2010 - 10/07/2020; Cost $373,850)(b)(d)	41,431	694,798
BancorpSouth Bank	102,221	2,826,411
Bank of Marin Bancorp	9,637	357,918
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	59,157	1,798,964
BankFinancial Corp.	11,822	100,251
Banner Corp.	38,742	1,713,559
Berkshire Hills Bancorp, Inc.	61,531	1,020,184
BGC Partners, Inc., Class A	375,292	1,332,287
Blucora, Inc.(b)	44,601	738,593
Boston Private Financial Holdings, Inc.	132,073	1,609,970
Bridge Bancorp, Inc.	18,198	444,577
Bridgewater Bancshares, Inc.(b)	19,532	250,791
Brightsphere Investment Group, Inc.	88,226	1,617,183
Brookline Bancorp, Inc.	90,968	1,145,287
Bryn Mawr Bank Corp.	20,991	652,400
Byline Bancorp, Inc.	24,624	395,708
Cadence BanCorp	126,272	2,262,794
	Shares	Value
Financials-(continued)
Camden National Corp.	14,502	$544,550
Cannae Holdings, Inc.(b)	37,581	1,427,702
Capitol Federal Financial, Inc.	172,523	2,142,736
Capstar Financial Holdings, Inc.	15,796	229,042
Capstead Mortgage Corp.	235,888	1,259,642
CBTX, Inc.	14,254	375,165
Central Pacific Financial Corp.	31,930	634,768
Century Bancorp, Inc., Class A	2,221	175,903
Cherry Hill Mortgage Investment Corp.	28,856	253,933
City Holding Co.	14,458	998,325
Civista Bancshares, Inc.	13,076	222,946
CNA Financial Corp.	58,183	2,235,391
Cohen & Steers, Inc.	13,186	863,683
Colony Credit Real Estate, Inc.	139,845	1,104,775
Columbia Financial, Inc.(b)	29,240	450,881
Community Bank System, Inc.	38,700	2,509,695
Community Trust Bancorp, Inc.	18,561	676,734
ConnectOne Bancorp, Inc.	27,818	591,132
Cowen, Inc., Class A	68,285	1,717,368
Credit Acceptance Corp.(b)(c)	5,369	2,071,199
Curo Group Holdings Corp.	33,609	488,339
Customers Bancorp, Inc.(b)	53,621	1,191,459
CVB Financial Corp.	116,297	2,259,651
Diamond Hill Investment Group, Inc.	4,376	648,654
Dime Community Bancshares, Inc.	46,970	746,823
Donnelley Financial Solutions, Inc.(b)	117,776	2,107,013
Dynex Capital, Inc.	42,580	768,569
Eagle Bancorp, Inc.	36,766	1,562,187
eHealth, Inc.(b)	3,013	144,172
Elevate Credit, Inc.(b)	79,231	339,109
Ellington Residential Mortgage REIT	17,163	205,269
Employers Holdings, Inc.	36,970	1,127,585
Encore Capital Group, Inc.(b)	58,209	1,728,807
Enova International, Inc.(b)	81,563	1,843,324
Enstar Group Ltd.(b)	11,630	2,328,442
Enterprise Financial Services Corp.	16,432	580,214
Equity Bancshares, Inc., Class A(b)	18,535	409,253
Erie Indemnity Co., Class A	12,684	3,083,480
Evercore, Inc., Class A	36,972	4,033,645
Exantas Capital Corp.	75,188	299,248
EZCORP, Inc., Class A(b)	250,405	1,124,318
FB Financial Corp.	29,792	1,113,029
FBL Financial Group, Inc., Class A	10,070	564,323
Federal Agricultural Mortgage Corp., Class C	12,922	982,072
FedNat Holding Co.	21,236	110,427
Financial Institutions, Inc.	15,811	361,914
First Bancorp	255,892	2,328,617
First Bancorp/Southern Pines NC	23,245	791,725
First Bancshares, Inc. (The)	8,361	250,328
First Busey Corp.	52,400	1,083,108
First Business Financial Services, Inc.	7,163	137,959
First Commonwealth Financial Corp.	110,712	1,298,652
First Financial Bancorp	106,673	1,954,249
First Financial Bankshares, Inc.	52,051	1,971,692
First Financial Corp.	15,855	608,673
First Foundation, Inc.	37,697	763,741
First Internet Bancorp	10,238	313,488
First Interstate BancSystem, Inc., Class A	35,906	1,388,126
First Merchants Corp.	42,486	1,600,448
First Midwest Bancorp, Inc.	121,916	2,015,271
First of Long Island Corp. (The)	20,590	344,471
FirstCash, Inc.	25,805	1,519,398

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Flagstar Bancorp, Inc.	47,718	$2,044,716
Flushing Financial Corp.	42,527	777,394
Focus Financial Partners, Inc., Class A(b)	15,163	721,456
FS Bancorp, Inc.	3,822	204,936
German American Bancorp, Inc.	17,625	596,254
Glacier Bancorp, Inc.	65,778	3,068,544
Granite Point Mortgage Trust, Inc.	55,247	514,902
Great Ajax Corp.	32,015	315,348
Great Southern Bancorp, Inc.	11,901	585,172
Great Western Bancorp, Inc.	80,800	1,939,200
Green Dot Corp., Class A(b)	45,289	2,274,866
Greenhill & Co., Inc.	46,646	541,560
Greenlight Capital Re Ltd., Class A(b)(c)	52,669	395,544
Guaranty Bancshares, Inc.	8,223	274,484
Hallmark Financial Services, Inc.(b)	21,489	77,360
Hamilton Lane, Inc., Class A	2,606	196,414
Hanmi Financial Corp.	55,627	768,765
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,379	1,442,018
HarborOne Bancorp, Inc.	17,623	191,386
HCI Group, Inc.	9,857	548,345
Heartland Financial USA, Inc.	31,171	1,329,755
Heritage Commerce Corp.	44,649	392,018
Heritage Financial Corp.	39,896	941,546
Heritage Insurance Holdings, Inc.	50,938	474,742
Hilltop Holdings, Inc.	91,771	2,756,801
Hingham Institution for Savings (The)	1,053	230,881
Home Bancorp, Inc.	7,112	200,274
HomeStreet, Inc.	28,190	1,026,116
HomeTrust Bancshares, Inc.	15,659	328,839
Hope Bancorp, Inc.	186,763	2,088,010
Horace Mann Educators Corp.	51,503	2,017,372
Horizon Bancorp, Inc.	32,941	521,456
Houlihan Lokey, Inc.	22,675	1,470,474
Independent Bank Corp.	22,016	1,652,961
Independent Bank Corporation	21,196	389,159
Independent Bank Group, Inc.	24,141	1,482,740
Interactive Brokers Group, Inc., Class A	14,216	869,877
International Bancshares Corp.	62,068	2,346,791
Investors Title Co.	1,460	208,780
James River Group Holdings Ltd.	45,207	2,010,807
Kearny Financial Corp.	79,098	818,664
Kingstone Cos., Inc.	18,501	129,692
Kinsale Capital Group, Inc.	2,616	490,657
KKR Real Estate Finance Trust, Inc.	25,470	436,046
Ladder Capital Corp.	138,272	1,359,214
Lakeland Bancorp, Inc.	52,491	688,157
Lakeland Financial Corp.	20,000	1,174,000
LendingClub Corp.(b)	88,128	956,189
LendingTree, Inc.(b)(c)	1,243	404,621
Live Oak Bancshares, Inc.	27,999	1,116,600
MarketAxess Holdings, Inc.	4,615	2,495,607
MBIA, Inc.(b)	201,679	1,238,309
Mercantile Bank Corp.	20,783	564,258
Merchants Bancorp	7,714	230,031
Mercury General Corp.	48,839	2,588,955
Meridian Bancorp, Inc.	37,401	566,625
Meta Financial Group, Inc.	19,764	763,483
Metropolitan Bank Holding Corp.(b)	6,301	249,898
Midland States Bancorp, Inc.	25,991	477,974
MidWestOne Financial Group, Inc.	11,741	288,711
Moelis & Co., Class A	45,586	2,266,080
	Shares	Value
Financials-(continued)
Morningstar, Inc.	6,421	$1,476,124
Mr. Cooper Group, Inc.(b)	119,480	3,253,440
National Bank Holdings Corp., Class A	22,302	741,988
National Western Life Group, Inc., Class A	2,987	537,660
NBT Bancorp, Inc.	46,786	1,544,406
Nelnet, Inc., Class A	29,701	2,043,132
New York Mortgage Trust, Inc.	330,108	1,231,303
Nicolet Bankshares, Inc.(b)	6,241	423,077
NMI Holdings, Inc., Class A(b)	27,548	584,293
Northeast Bank	7,509	195,685
Northfield Bancorp, Inc.	45,033	556,608
Northrim BanCorp, Inc.	7,088	227,667
Northwest Bancshares, Inc.	159,035	2,027,696
OceanFirst Financial Corp.	42,843	778,029
Ocwen Financial Corp.(b)	11,558	282,709
OFG Bancorp	76,645	1,316,761
Oportun Financial Corp.(b)	10,667	170,779
Oppenheimer Holdings, Inc., Class A	23,155	802,784
Orchid Island Capital, Inc.	59,824	309,290
Origin Bancorp, Inc.	15,249	481,716
Pacific Premier Bancorp, Inc.	93,697	3,115,425
Park National Corp.	15,899	1,717,251
Peapack-Gladstone Financial Corp.	17,203	404,615
PennyMac Financial Services, Inc.	28,366	1,645,228
PennyMac Mortgage Investment Trust	125,618	2,166,910
Peoples Bancorp, Inc.	20,695	631,197
Piper Sandler Cos.	12,240	1,117,879
PJT Partners, Inc., Class A	3,690	254,573
PRA Group, Inc.(b)	61,545	2,029,139
Preferred Bank	9,757	471,166
Premier Financial Corp.	19,754	548,371
ProSight Global, Inc.(b)	13,275	165,274
Protective Insurance Corp., Class B	8,606	121,086
Provident Financial Services, Inc.	86,372	1,599,609
QCR Holdings, Inc.	11,489	445,543
RBB Bancorp	17,370	288,342
Ready Capital Corp.	44,397	505,238
Redwood Trust, Inc.	153,975	1,321,105
Regional Management Corp.	21,475	607,742
Renasant Corp.	72,667	2,572,412
Republic Bancorp, Inc., Class A	8,993	324,557
Republic First Bancorp, Inc.(b)	64,484	180,555
RLI Corp.	29,614	2,866,043
S&T Bancorp, Inc.	38,144	968,858
Safety Insurance Group, Inc.	17,278	1,268,896
Sandy Spring Bancorp, Inc.	41,221	1,369,774
Seacoast Banking Corp. of Florida(b)	40,403	1,230,271
ServisFirst Bancshares, Inc.	24,394	1,002,106
Simmons First National Corp., Class A	89,889	2,220,258
SmartFinancial, Inc.	13,441	266,132
South State Corp.	57,672	4,022,045
Southern First Bancshares, Inc.(b)	6,727	269,753
Southern National Bancorp of Virginia, Inc.	21,871	263,983
Southside Bancshares, Inc.	32,367	1,015,353
Spirit of Texas Bancshares, Inc.	9,136	163,900
State Auto Financial Corp.	19,838	328,121
Sterling Bancorp, Inc.	24,660	115,409
Stewart Information Services Corp.	45,834	2,125,781
Stock Yards Bancorp, Inc.	16,338	738,478
StoneX Group, Inc.(b)	19,231	1,029,243
TFS Financial Corp.	25,739	454,808
Third Point Reinsurance Ltd. (Bermuda)(b)	105,083	969,916

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Towne Bank	66,534	$1,543,589
TPG RE Finance Trust, Inc.	68,093	665,269
Tradeweb Markets, Inc., Class A	13,554	823,948
TriCo Bancshares	24,985	931,940
TriState Capital Holdings, Inc.(b)	23,385	429,115
Triumph Bancorp, Inc.(b)	19,665	1,127,591
Trupanion, Inc.(b)	5,663	635,389
TrustCo Bank Corp.	126,195	784,933
Trustmark Corp.	86,680	2,381,100
United Community Banks, Inc.	68,891	2,055,019
United Fire Group, Inc.	32,807	903,505
United Insurance Holdings Corp.	35,100	178,308
Universal Insurance Holdings, Inc.	52,142	698,181
Univest Financial Corp.	34,581	776,343
Veritex Holdings, Inc.	20,323	519,456
Virtu Financial, Inc., Class A	40,287	1,118,770
Virtus Investment Partners, Inc.	7,531	1,581,510
Walker & Dunlop, Inc.	21,682	1,784,862
Washington Trust Bancorp, Inc.	16,979	739,945
Waterstone Financial, Inc.	28,906	533,894
Watford Holdings Ltd., Class A (Bermuda)(b)	38,262	1,322,335
WesBanco, Inc.	68,574	1,988,646
Westamerica BanCorp	20,116	1,122,875
Western Asset Mortgage Capital Corp.(c)	101,500	299,425
Westwood Holdings Group, Inc.	17,388	205,874
White Mountains Insurance Group Ltd.	1,888	1,925,760
WisdomTree Investments, Inc.	200,292	1,068,558
World Acceptance Corp.(b)(c)	14,562	2,088,482
WSFS Financial Corp.	28,232	1,213,129
		269,536,758
Health Care-11.07%
ABIOMED, Inc.(b)	9,100	3,169,075
ACADIA Pharmaceuticals, Inc.(b)	7,356	353,456
Acceleron Pharma, Inc.(b)	2,335	269,763
Accuray, Inc.(b)	90,507	447,105
Aclaris Therapeutics, Inc.(b)(c)	94,011	1,950,728
Acorda Therapeutics, Inc.(b)(c)	88,717	597,953
Addus HomeCare Corp.(b)	4,966	558,923
Adverum Biotechnologies, Inc.(b)	9,829	121,192
Aerie Pharmaceuticals, Inc.(b)	8,434	144,980
Agios Pharmaceuticals, Inc.(b)	10,499	493,138
Alkermes PLC(b)	73,616	1,545,200
Allogene Therapeutics, Inc.(b)	8,780	304,666
Allscripts Healthcare Solutions, Inc.(b)	336,910	5,559,015
Alnylam Pharmaceuticals, Inc.(b)	8,703	1,309,627
Amedisys, Inc.(b)	8,017	2,303,364
Amicus Therapeutics, Inc.(b)	28,060	530,615
AMN Healthcare Services, Inc.(b)	30,467	2,197,280
Amneal Pharmaceuticals, Inc.(b)	177,542	853,977
Amphastar Pharmaceuticals, Inc.(b)	19,816	360,255
AnaptysBio, Inc.(b)	22,931	594,371
AngioDynamics, Inc.(b)	62,917	1,179,065
ANI Pharmaceuticals, Inc.(b)	5,202	148,465
Anika Therapeutics, Inc.(b)	10,023	370,951
Arcus Biosciences, Inc.(b)	8,220	285,481
Arena Pharmaceuticals, Inc.(b)	10,520	781,005
Assembly Biosciences, Inc.(b)	5,978	33,357
Assertio Holdings, Inc.(b)	589,955	371,967
Atara Biotherapeutics, Inc.(b)	21,907	404,403
AtriCure, Inc.(b)	7,295	424,788
Atrion Corp.	519	338,113
Avanos Medical, Inc.(b)	54,773	2,481,217
	Shares	Value
Health Care-(continued)
Avantor, Inc.(b)	84,952	$2,505,234
AxoGen, Inc.(b)	8,615	149,470
Bio-Techne Corp.	10,341	3,359,894
BioTelemetry, Inc.(b)	10,194	728,463
Bluebird Bio, Inc.(b)	20,944	933,055
Blueprint Medicines Corp.(b)	5,608	542,574
Bruker Corp.	31,010	1,795,169
Cantel Medical Corp.	14,818	1,170,177
Capital Senior Living Corp.(b)(c)	4,579	112,185
Cardiovascular Systems, Inc.(b)	5,616	252,664
Castlight Health, Inc., Class B(b)	114,802	204,348
Change Healthcare, Inc.(b)	21,475	512,393
Chemed Corp.	4,029	2,086,619
Computer Programs & Systems, Inc.	16,831	518,058
Concert Pharmaceuticals, Inc.(b)	10,876	113,872
CONMED Corp.	13,342	1,492,970
Corcept Therapeutics, Inc.(b)	23,974	677,505
CorVel Corp.(b)	4,615	456,054
Cross Country Healthcare, Inc.(b)	68,495	600,016
CryoLife, Inc.(b)	11,592	277,397
Cyclerion Therapeutics, Inc.(b)	29,104	91,969
Cymabay Therapeutics, Inc.(b)	82,263	440,107
CytomX Therapeutics, Inc.(b)	16,979	117,325
Denali Therapeutics, Inc.(b)	9,203	630,405
DexCom, Inc.(b)	3,149	1,180,403
Dicerna Pharmaceuticals, Inc.(b)	5,989	134,573
Eagle Pharmaceuticals, Inc.(b)	4,304	200,868
Editas Medicine, Inc.(b)	8,261	506,812
Emergent BioSolutions, Inc.(b)	24,740	2,643,469
Enanta Pharmaceuticals, Inc.(b)	10,235	491,894
Endo International PLC(b)	327,715	2,385,765
Ensign Group, Inc. (The)	28,693	2,246,088
Enzo Biochem, Inc.(b)	56,080	158,146
Epizyme, Inc.(b)	7,748	84,841
Evolent Health, Inc., Class A(b)	88,757	1,515,082
Exact Sciences Corp.(b)	6,904	946,953
Exelixis, Inc.(b)	70,107	1,557,076
FibroGen, Inc.(b)	10,520	506,854
Five Prime Therapeutics, Inc.(b)	49,009	819,430
Fluidigm Corp.(b)(c)	33,361	216,179
FONAR Corp.(b)	8,872	158,099
G1 Therapeutics, Inc.(b)	15,165	365,931
Geron Corp.(b)(c)	114,099	203,096
Glaukos Corp.(b)	2,984	264,651
Global Blood Therapeutics, Inc.(b)(c)	6,616	331,594
Globus Medical, Inc., Class A(b)	29,377	1,812,267
GlycoMimetics, Inc.(b)	33,227	120,614
Guardant Health, Inc.(b)	1,940	301,670
Haemonetics Corp.(b)	13,544	1,547,944
Halozyme Therapeutics, Inc.(b)	14,774	703,095
Hanger, Inc.(b)	25,279	517,967
Harvard Bioscience, Inc.(b)	45,725	212,164
HealthEquity, Inc.(b)	8,234	687,951
HealthStream, Inc.(b)	15,373	357,883
Heron Therapeutics, Inc.(b)	13,834	240,158
Heska Corp.(b)	2,081	348,276
HMS Holdings Corp.(b)	53,225	1,959,744
Horizon Therapeutics PLC(b)	50,764	3,679,375
ICU Medical, Inc.(b)	8,107	1,657,719
IDEXX Laboratories, Inc.(b)	10,198	4,881,579
Incyte Corp.(b)	26,966	2,420,198
Innoviva, Inc.(b)	32,152	386,145

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Inogen, Inc.(b)	9,736	$476,382
Inovalon Holdings, Inc., Class A(b)	27,450	669,780
Insmed, Inc.(b)	5,608	210,805
Insulet Corp.(b)	2,049	547,452
Integer Holdings Corp.(b)	21,885	1,615,113
Integra LifeSciences Holdings Corp.(b)	33,554	2,215,906
Intellia Therapeutics, Inc.(b)	15,626	978,500
Intersect ENT, Inc.(b)	5,757	129,360
Intra-Cellular Therapies, Inc.(b)	7,509	241,414
IntriCon Corp.(b)	8,271	151,607
Invacare Corp.	80,330	751,889
Invitae Corp.(b)(c)	6,463	320,048
Ionis Pharmaceuticals, Inc.(b)	18,038	1,083,543
Iovance Biotherapeutics, Inc.(b)	13,150	576,496
Karyopharm Therapeutics, Inc.(b)	9,620	146,513
Lannett Co., Inc.(b)	118,525	918,569
Lantheus Holdings, Inc.(b)	30,325	493,388
LeMaitre Vascular, Inc.	6,167	296,386
LENSAR, Inc.(b)	38,767	270,981
LHC Group, Inc.(b)	13,062	2,602,212
Ligand Pharmaceuticals, Inc.(b)(c)	7,771	1,440,355
LivaNova PLC(b)	27,825	1,750,192
Luminex Corp.	22,730	638,486
MacroGenics, Inc.(b)	21,981	449,292
Madrigal Pharmaceuticals, Inc.(b)(c)	2,159	256,403
Masimo Corp.(b)	10,626	2,719,406
Medpace Holdings, Inc.(b)	9,154	1,215,560
Meridian Bioscience, Inc.(b)	96,192	2,125,843
Merit Medical Systems, Inc.(b)	37,556	2,033,657
Mesa Laboratories, Inc.	697	193,167
Moderna, Inc.(b)	45,367	7,855,750
ModivCare, Inc.(b)	17,316	2,745,798
Myriad Genetics, Inc.(b)	98,570	2,715,603
Natera, Inc.(b)	3,252	346,793
National HealthCare Corp.	15,718	1,006,738
National Research Corp.	4,525	204,982
Natus Medical, Inc.(b)	25,372	618,316
Nektar Therapeutics(b)	95,895	1,889,131
Neogen Corp.(b)	14,600	1,180,702
NeoGenomics, Inc.(b)	10,652	564,769
Neurocrine Biosciences, Inc.(b)	4,777	524,276
Nevro Corp.(b)	2,320	375,353
NextGen Healthcare, Inc.(b)	59,178	1,170,541
Novocure Ltd.(b)	1,675	269,608
NuVasive, Inc.(b)	26,806	1,440,554
Omnicell, Inc.(b)	13,957	1,644,135
OPKO Health, Inc.(b)(c)	745,197	4,031,516
OraSure Technologies, Inc.(b)	67,557	1,028,893
Orthofix Medical, Inc.(b)	14,373	580,813
Oxford Immunotec Global PLC(b)	14,427	315,230
Pacific Biosciences of California, Inc.(b)	35,730	1,155,865
Pacira BioSciences, Inc.(b)	9,166	605,689
PDL BioPharma, Inc.(b)(e)	527,611	1,303,199
Penumbra, Inc.(b)	2,587	675,440
PetIQ, Inc.(b)(c)	8,942	309,930
Phibro Animal Health Corp., Class A	19,680	408,163
Precigen, Inc.(b)	41,229	350,446
Premier, Inc., Class A	56,892	1,926,932
Prestige Consumer Healthcare, Inc.(b)	55,541	2,221,640
Prothena Corp. PLC (Ireland)(b)	22,161	248,425
PTC Therapeutics, Inc.(b)	6,285	363,399
Quidel Corp.(b)	7,524	1,888,298
	Shares	Value
Health Care-(continued)
R1 RCM, Inc.(b)	21,430	$540,679
RadNet, Inc.(b)	37,705	675,297
REGENXBIO, Inc.(b)	7,938	328,078
Repligen Corp.(b)	7,287	1,457,400
Rhythm Pharmaceuticals, Inc.(b)	7,295	223,884
Rubius Therapeutics, Inc.(b)(c)	16,215	194,094
Sage Therapeutics, Inc.(b)	10,377	836,905
Sangamo Therapeutics, Inc.(b)	45,125	616,407
Sarepta Therapeutics, Inc.(b)	7,359	657,895
Seagen, Inc.(b)	7,741	1,271,614
SeaSpine Holdings Corp.(b)	8,211	133,511
SIGA Technologies, Inc.(b)	28,651	185,085
Sorrento Therapeutics, Inc.(b)(c)	59,005	747,003
Spectrum Pharmaceuticals, Inc.(b)	112,017	402,141
STAAR Surgical Co.(b)	5,047	517,721
Supernus Pharmaceuticals, Inc.(b)	31,617	929,224
Surgalign Holdings, Inc.(b)	68,597	115,243
Surgery Partners, Inc.(b)	45,303	1,688,896
SurModics, Inc.(b)	4,866	221,403
Syneos Health, Inc.(b)	41,106	3,056,231
Tabula Rasa HealthCare, Inc.(b)(c)	2,367	134,422
Tactile Systems Technology, Inc.(b)	2,504	136,593
Tandem Diabetes Care, Inc.(b)	1,795	166,307
Taro Pharmaceutical Industries Ltd.(b)	13,989	1,045,538
Teladoc Health, Inc.(b)	8,280	2,184,512
Tivity Health, Inc.(b)	84,475	1,904,911
TransEnterix, Inc.(b)(c)	102,835	304,392
Travere Therapeutics, Inc.(b)	18,885	476,846
Triple-S Management Corp., Class B(b)	151,427	3,547,935
Ultragenyx Pharmaceutical, Inc.(b)	8,596	1,191,320
uniQure N.V. (Netherlands)(b)	2,027	71,776
US Physical Therapy, Inc.	4,382	527,330
Utah Medical Products, Inc.	1,790	155,139
Vanda Pharmaceuticals, Inc.(b)	25,159	360,780
Varex Imaging Corp.(b)	51,169	990,632
Veeva Systems, Inc., Class A(b)	10,940	3,024,254
Vericel Corp.(b)	6,171	254,677
Viking Therapeutics, Inc.(b)	31,390	229,461
Vocera Communications, Inc.(b)	8,043	353,490
West Pharmaceutical Services, Inc.	17,436	5,221,908
Xencor, Inc.(b)	11,120	508,740
Zogenix, Inc.(b)	14,432	273,631
Zymeworks, Inc. (Canada)(b)	3,227	109,137
		196,462,045
Industrials-17.22%
AAON, Inc.	10,719	793,206
AAR Corp.	39,612	1,328,983
ACCO Brands Corp.	230,372	1,863,709
ADT, Inc.	201,022	1,815,229
Advanced Drainage Systems, Inc.	18,350	1,513,508
Aegion Corp.(b)	44,929	825,346
Aerojet Rocketdyne Holdings, Inc.(b)	38,463	2,001,615
AeroVironment, Inc.(b)	9,154	1,050,605
Air Transport Services Group, Inc.(b)	82,577	2,098,282
Alamo Group, Inc.	7,256	1,012,865
Alaska Air Group, Inc.	44,507	2,173,277
Albany International Corp., Class A	19,892	1,382,892
Allegiant Travel Co.	4,650	843,928
Allied Motion Technologies, Inc.	4,072	184,258
Altra Industrial Motion Corp.	63,500	3,264,535
Ameresco, Inc., Class A(b)	19,212	1,077,601
American Woodmark Corp.(b)	14,914	1,290,210

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Apogee Enterprises, Inc.	41,753	$1,465,530
ArcBest Corp.	89,398	4,143,597
Arcosa, Inc.	57,650	3,216,293
Argan, Inc.	18,518	800,533
Armstrong Flooring, Inc.(b)	100,155	376,583
Armstrong World Industries, Inc.	14,698	1,149,531
Astec Industries, Inc.	26,980	1,604,501
Astronics Corp.(b)	32,963	410,719
Atkore International Group, Inc.(b)	42,501	1,885,344
Atlas Air Worldwide Holdings, Inc.(b)	38,320	1,985,742
Atlas Corp. (Canada)(c)	207,832	2,336,032
Axon Enterprise, Inc.(b)	8,419	1,382,063
AZZ, Inc.	32,327	1,538,442
Babcock & Wilcox Enterprises, Inc.(b)	65,242	362,093
Barnes Group, Inc.	38,830	1,866,558
Barrett Business Services, Inc.	7,107	448,096
BG Staffing, Inc.	16,094	203,106
Blue Bird Corp.(b)	18,134	371,747
BlueLinx Holdings, Inc.(b)	53,530	1,893,891
Brady Corp., Class A	35,905	1,648,399
BrightView Holdings, Inc.(b)	56,270	797,909
Brink’s Co. (The)	34,155	2,326,980
BWX Technologies, Inc.	32,321	1,742,748
Caesarstone Ltd.	49,693	625,138
CAI International, Inc.	44,549	1,446,506
Casella Waste Systems, Inc., Class A(b)	12,722	728,207
CBIZ, Inc.(b)	44,937	1,164,318
CECO Environmental Corp.(b)	31,756	220,069
Chart Industries, Inc.(b)	24,168	2,902,818
Cimpress PLC (Ireland)(b)	11,634	1,063,231
CIRCOR International, Inc.(b)	20,852	666,638
Clarivate PLC (United Kingdom)(b)	17,448	504,945
Columbus McKinnon Corp.	23,292	1,005,981
Comfort Systems USA, Inc.	32,813	1,818,825
Commercial Vehicle Group, Inc.(b)	118,250	979,110
Copa Holdings S.A., Class A (Panama)(c)	9,996	773,391
Cornerstone Building Brands, Inc.(b)	75,829	862,934
Corporacion America Airports S.A. (Argentina)(b)	111,714	450,207
Costamare, Inc. (Monaco)	155,326	1,242,608
Covenant Logistics Group, Inc., Class A(b)	51,444	776,290
CRA International, Inc.	8,872	472,079
CSW Industrials, Inc.	8,199	955,347
Cubic Corp.	23,031	1,409,037
Daseke, Inc.(b)	76,051	400,028
Douglas Dynamics, Inc.	17,996	734,237
Ducommun, Inc.(b)	12,676	625,434
DXP Enterprises, Inc.(b)	32,622	756,504
Eagle Bulk Shipping, Inc.(b)(c)	20,940	409,796
Echo Global Logistics, Inc.(b)	75,373	1,984,571
Encore Wire Corp.	23,039	1,330,502
Enerpac Tool Group Corp.	42,850	868,569
Ennis, Inc.	40,292	733,314
EnPro Industries, Inc.	27,934	2,016,555
ESCO Technologies, Inc.	12,176	1,157,694
Evoqua Water Technologies Corp.(b)	40,704	1,109,184
Exponent, Inc.	10,418	860,318
Federal Signal Corp.	39,007	1,275,139
Forrester Research, Inc.(b)	7,449	295,427
Forward Air Corp.	22,264	1,596,106
Franklin Covey Co.(b)	5,070	121,934
Franklin Electric Co., Inc.	27,964	1,941,261
	Shares	Value
Industrials-(continued)
FuelCell Energy, Inc.(b)	56,579	$1,174,580
Gates Industrial Corp. PLC(b)	74,090	1,046,151
Genco Shipping & Trading Ltd.	47,088	372,466
Generac Holdings, Inc.(b)	23,857	5,878,842
Gibraltar Industries, Inc.(b)	25,886	2,320,162
GMS, Inc.(b)	89,919	2,606,752
Golden Ocean Group Ltd. (Norway)(c)	214,960	1,018,910
Gorman-Rupp Co. (The)	15,846	499,149
GP Strategies Corp.(b)	17,513	211,557
GrafTech International Ltd.	31,209	302,727
Granite Construction, Inc.	112,874	3,342,199
Great Lakes Dredge & Dock Corp.(b)	86,124	1,173,870
Griffon Corp.	69,520	1,561,419
H&E Equipment Services, Inc.	71,723	1,970,948
Harsco Corp.(b)	142,400	2,368,112
Hawaiian Holdings, Inc.	31,922	624,714
HC2 Holdings, Inc.(b)(c)	92,526	322,916
Healthcare Services Group, Inc.	67,920	2,201,966
Heartland Express, Inc.	38,639	725,254
HEICO Corp.	7,775	915,428
HEICO Corp., Class A	14,688	1,561,481
Heidrick & Struggles International, Inc.	26,162	762,884
Helios Technologies, Inc.	21,347	1,164,479
Herc Holdings, Inc.(b)	55,273	3,536,367
Heritage-Crystal Clean, Inc.(b)	12,027	260,986
Herman Miller, Inc.	71,363	2,444,183
Hillenbrand, Inc.	98,065	4,030,471
HNI Corp.	69,739	2,249,780
Hurco Cos., Inc.	11,006	323,797
Huron Consulting Group, Inc.(b)	18,978	1,005,075
Hyster-Yale Materials Handling, Inc.	26,308	2,360,091
IAA, Inc.(b)	50,342	2,876,542
ICF International, Inc.	14,865	1,146,537
Ingersoll Rand, Inc.(b)	68,000	2,845,120
Insperity, Inc.	31,215	2,450,065
Insteel Industries, Inc.	30,701	774,893
Interface, Inc.	74,952	752,518
JELD-WEN Holding, Inc.(b)	126,135	3,278,249
John Bean Technologies Corp.	13,716	1,589,410
Kadant, Inc.	7,832	1,119,584
Kaman Corp.	30,763	1,549,225
KAR Auction Services, Inc.	118,041	2,179,037
Kelly Services, Inc., Class A	72,954	1,424,062
Kforce, Inc.	30,304	1,292,466
Kimball International, Inc., Class B	35,609	430,513
Knoll, Inc.	73,055	1,092,903
Korn Ferry	54,398	2,480,549
Kornit Digital Ltd. (Israel)(b)	3,923	355,561
Kratos Defense & Security Solutions, Inc.(b)	41,568	1,103,215
Lawson Products, Inc.(b)	3,046	151,051
LB Foster Co., Class A(b)	14,731	223,175
Limbach Holdings, Inc.(b)(c)	30,827	446,991
Lindsay Corp.	7,707	1,077,670
Luxfer Holdings PLC (United Kingdom)	37,454	616,867
Lydall, Inc.(b)	45,281	1,362,958
Lyft, Inc., Class A(b)	11,231	499,330
Manitowoc Co., Inc. (The)(b)	75,109	986,932
Marten Transport Ltd.	53,763	852,144
Masonite International Corp.(b)	27,640	2,750,180
Matrix Service Co.(b)	84,006	990,431
Matson, Inc.	14,970	895,206
Matthews International Corp., Class A	58,999	1,801,239

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Maxar Technologies, Inc.	119,991	$5,024,023
McGrath RentCorp	18,241	1,273,039
Mercury Systems, Inc.(b)	12,146	863,095
Mesa Air Group, Inc.(b)	98,740	644,772
Miller Industries, Inc.	18,329	730,961
Mistras Group, Inc.(b)	58,428	403,737
Moog, Inc., Class A	31,723	2,343,378
MSA Safety, Inc.	14,901	2,326,344
Mueller Water Products, Inc., Class A	124,317	1,490,561
MYR Group, Inc.(b)	35,489	1,973,543
National Presto Industries, Inc.	8,838	790,206
NN, Inc.(b)	86,607	522,240
Northwest Pipe Co.(b)	8,950	270,738
NOW, Inc.(b)	313,270	2,597,008
NV5 Global, Inc.(b)	6,019	525,639
Orion Group Holdings, Inc.(b)	57,488	308,711
PAM Transportation Services, Inc.(b)	4,137	213,676
Park Aerospace Corp.	40,487	537,667
Park-Ohio Holdings Corp.	26,390	743,934
Parsons Corp.(b)	13,607	485,226
PGT Innovations, Inc.(b)	51,489	1,066,337
PICO Holdings, Inc.(b)	18,103	155,686
Powell Industries, Inc.	13,963	400,319
Preformed Line Products Co.	5,231	336,301
Primoris Services Corp.	66,328	1,930,476
Proto Labs, Inc.(b)	10,052	2,129,014
Quad/Graphics, Inc.	164,869	771,587
Quanex Building Products Corp.	47,925	1,053,871
Radiant Logistics, Inc.(b)	89,922	521,548
Raven Industries, Inc.	25,021	807,428
RBC Bearings, Inc.(b)	7,765	1,299,317
Resources Connection, Inc.	55,822	644,186
REV Group, Inc.	69,205	714,888
Rollins, Inc.	59,951	2,159,435
RR Donnelley & Sons Co.	374,411	894,842
Safe Bulkers, Inc. (Greece)(b)	136,684	237,830
Saia, Inc.(b)	20,860	3,687,005
Schneider National, Inc., Class B	75,860	1,593,060
Scorpio Bulkers, Inc.(c)	13,378	215,520
SEACOR Holdings, Inc.(b)	30,850	1,287,679
Shyft Group, Inc. (The)	27,131	819,356
Simpson Manufacturing Co., Inc.	22,713	2,089,596
SiteOne Landscape Supply, Inc.(b)	15,163	2,390,902
SkyWest, Inc.	19,530	761,475
SP Plus Corp.(b)	41,780	1,211,620
Spirit Airlines, Inc.(b)(c)	33,119	859,107
SPX Corp.(b)	23,046	1,191,709
SPX FLOW, Inc.(b)	66,738	3,535,112
Standex International Corp.	14,015	1,147,969
Star Bulk Carriers Corp. (Greece)	91,636	972,258
Steelcase, Inc., Class A	141,626	1,831,224
Sterling Construction Co., Inc.(b)	47,343	969,111
Sunrun, Inc.(b)	51,818	3,589,433
Systemax, Inc.	26,748	1,027,926
Team, Inc.(b)	73,558	726,753
Tennant Co.	12,604	853,921
Tetra Tech, Inc.	24,107	2,930,688
Textainer Group Holdings Ltd. (China)(b)	144,602	2,618,742
Thermon Group Holdings, Inc.(b)	34,064	496,994
Titan International, Inc.	242,683	1,674,513
Titan Machinery, Inc.(b)	82,662	1,760,701
TPI Composites, Inc.(b)	27,260	1,633,147
	Shares	Value
Industrials-(continued)
Transcat, Inc.(b)	5,658	$206,913
Trex Co., Inc.(b)	21,079	1,934,420
TriMas Corp.(b)	46,669	1,477,074
TriNet Group, Inc.(b)	31,128	2,306,896
Triumph Group, Inc.	78,512	850,285
TrueBlue, Inc.(b)	135,096	2,511,435
Twin Disc, Inc.(b)	19,873	164,946
UniFirst Corp.	9,430	2,006,704
Universal Logistics Holdings, Inc.	17,864	378,717
Upwork, Inc.(b)	19,084	791,032
US Ecology, Inc.	15,901	524,733
US Xpress Enterprises, Inc., Class A(b)	107,709	727,036
USA Truck, Inc.(b)	26,360	271,772
Vectrus, Inc.(b)	19,626	1,008,776
Veritiv Corp.(b)	64,913	1,189,206
Viad Corp.	21,680	747,960
Vicor Corp.(b)	2,998	259,447
VSE Corp.	9,051	313,165
Wabash National Corp.	152,071	2,425,532
Watts Water Technologies, Inc., Class A	15,968	1,917,278
Welbilt, Inc.(b)	139,523	1,801,242
Werner Enterprises, Inc.	54,172	2,125,709
Willdan Group, Inc.(b)	6,863	306,707
Willis Lease Finance Corp.(b)	3,840	106,445
WillScot Mobile Mini Holdings Corp.(b)	124,766	2,958,202
Woodward, Inc.	24,549	2,748,261
YRC Worldwide, Inc.(b)(c)	801,357	4,167,056
		305,787,110
Information Technology-16.36%
2U, Inc.(b)	25,770	1,053,993
3D Systems Corp.(b)(c)	75,822	2,694,714
8x8, Inc.(b)	16,314	575,069
A10 Networks, Inc.(b)	20,936	207,894
Acacia Communications, Inc.(b)	10,907	1,247,761
ACI Worldwide, Inc.(b)	72,294	2,775,367
ADTRAN, Inc.	100,445	1,727,654
Advanced Energy Industries, Inc.(b)	21,799	2,236,141
Agilysys, Inc.(b)	4,105	151,023
Alarm.com Holdings, Inc.(b)	6,624	615,502
Alpha & Omega Semiconductor Ltd.(b)	44,071	1,266,601
Altair Engineering, Inc., Class A(b)	7,659	428,368
Alteryx, Inc., Class A(b)	1,669	210,377
Ambarella, Inc.(b)	10,085	951,621
American Software, Inc., Class A	16,135	309,953
Amkor Technology, Inc.	250,178	3,882,763
Amtech Systems, Inc.(b)	22,975	160,595
Anaplan, Inc.(b)	3,804	253,727
Applied Optoelectronics, Inc.(b)(c)	50,007	550,577
Arista Networks, Inc.(b)	12,921	3,973,983
Arlo Technologies, Inc.(b)	131,600	1,106,756
Aspen Technology, Inc.(b)	11,599	1,553,106
Atlassian Corp. PLC, Class A(b)	2,799	646,933
Autodesk, Inc.(b)	7,429	2,061,027
Avalara, Inc.(b)	1,609	241,350
Avid Technology, Inc.(b)	34,632	590,129
Axcelis Technologies, Inc.(b)	27,525	942,456
AXT, Inc.(b)	63,154	652,381
Badger Meter, Inc.	11,137	1,021,374
Bel Fuse, Inc., Class B	32,476	473,500
Belden, Inc.	57,883	2,734,393
Blackbaud, Inc.	16,643	1,106,593
Blackline, Inc.(b)	4,255	551,533

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
BM Technologies, Inc.(b)(e)	8,184	$118,504
Bottomline Technologies (DE), Inc.(b)	12,483	596,438
Box, Inc., Class A(b)	16,621	288,208
Brightcove, Inc.(b)	20,783	341,880
Brooks Automation, Inc.	31,950	2,420,532
CalAmp Corp.(b)	44,428	444,724
Calix, Inc.(b)	34,008	1,027,042
Cardtronics PLC, Class A(b)	41,487	1,611,770
Casa Systems, Inc.(b)	59,951	462,222
Cass Information Systems, Inc.	8,727	354,316
Ceragon Networks Ltd. (Israel)(b)(c)	181,269	806,647
Cerence, Inc.(b)	46,596	5,214,558
Ceridian HCM Holding, Inc.(b)	17,421	1,618,585
CEVA, Inc.(b)	9,619	565,501
ChannelAdvisor Corp.(b)	13,607	278,944
Cirrus Logic, Inc.(b)	35,968	3,369,842
Cloudera, Inc.(b)	122,070	1,864,009
CMC Materials, Inc.	7,829	1,153,290
Cognex Corp.	35,561	2,920,625
Coherent, Inc.(b)	20,679	4,153,170
Cohu, Inc.	29,824	1,213,240
CommVault Systems, Inc.(b)	14,492	909,808
Comtech Telecommunications Corp.	26,995	576,073
Cornerstone OnDemand, Inc.(b)	5,004	204,664
Coupa Software, Inc.(b)	2,113	654,755
CSG Systems International, Inc.	27,323	1,177,348
CTS Corp.	23,031	702,446
CyberArk Software Ltd.(b)	5,492	880,093
Daktronics, Inc.	74,542	357,802
Diebold Nixdorf, Inc.(b)	336,254	4,593,230
Digi International, Inc.(b)	29,775	549,944
Diodes, Inc.(b)	35,867	2,538,666
DocuSign, Inc.(b)	3,408	793,689
Dolby Laboratories, Inc., Class A	30,188	2,657,450
Dropbox, Inc., Class A(b)	26,727	604,832
DSP Group, Inc.(b)	12,753	205,706
Eastman Kodak Co.(b)(c)	145,518	1,395,518
Ebix, Inc.	21,498	1,119,401
Elastic N.V.(b)	2,606	396,008
Endurance International Group Holdings, Inc.(b)	167,515	1,588,042
Enphase Energy, Inc.(b)	2,801	510,762
Entegris, Inc.	37,572	3,696,709
Envestnet, Inc.(b)	13,222	1,014,524
EPAM Systems, Inc.(b)	10,240	3,526,963
ePlus, Inc.(b)	17,352	1,458,262
EVERTEC, Inc.	30,190	1,047,593
Evo Payments, Inc., Class A(b)	9,499	218,097
Exela Technologies, Inc.(b)(c)	133,806	287,683
ExlService Holdings, Inc.(b)	16,610	1,273,655
Extreme Networks, Inc.(b)	80,800	653,672
Fabrinet (Thailand)(b)	27,946	2,206,057
Fair Isaac Corp.(b)	2,879	1,295,867
FARO Technologies, Inc.(b)	10,235	722,284
FireEye, Inc.(b)	58,764	1,234,044
Five9, Inc.(b)	2,942	489,108
FormFactor, Inc.(b)	38,031	1,554,327
Fortinet, Inc.(b)	16,431	2,378,387
Globant S.A. (Argentina)(b)	5,169	992,448
GoDaddy, Inc., Class A(b)	35,883	2,819,686
GreenSky, Inc., Class A(b)	25,279	124,625
GTT Communications, Inc.(b)(c)	47,566	221,182
	Shares	Value
Information Technology-(continued)
Guidewire Software, Inc.(b)	13,639	$1,564,939
Hackett Group, Inc. (The)	18,988	258,617
Harmonic, Inc.(b)	63,593	493,482
HubSpot, Inc.(b)	2,036	757,799
I3 Verticals, Inc., Class A(b)	3,907	113,381
Ichor Holdings Ltd.(b)	19,105	689,691
II-VI, Inc.(b)	59,871	5,033,355
Immersion Corp.(b)	15,769	199,478
Infinera Corp.(b)	133,652	1,316,472
Inphi Corp.(b)	6,613	1,115,018
InterDigital, Inc.	32,885	2,111,546
IPG Photonics Corp.(b)	21,660	4,839,494
Itron, Inc.(b)	26,092	2,244,434
Ituran Location and Control Ltd. (Israel)	16,373	313,379
j2 Global, Inc.(b)	30,326	3,112,661
Kimball Electronics, Inc.(b)	28,887	553,764
Knowles Corp.(b)	105,677	2,038,509
Kulicke & Soffa Industries, Inc. (Singapore)	50,055	1,785,462
Lattice Semiconductor Corp.(b)	27,548	1,104,950
Limelight Networks, Inc.(b)(c)	43,992	200,384
Littelfuse, Inc.	13,710	3,336,603
LivePerson, Inc.(b)	8,786	556,681
LiveRamp Holdings, Inc.(b)	38,506	2,915,289
Lumentum Holdings, Inc.(b)	21,316	1,999,441
MACOM Technology Solutions Holdings, Inc.(b)	26,371	1,499,455
MagnaChip Semiconductor Corp. (South Korea)(b)	31,352	532,670
Manhattan Associates, Inc.(b)	14,832	1,679,427
ManTech International Corp., Class A	19,261	1,727,519
Maxeon Solar Technologies Ltd.(b)	6,610	268,366
MAXIMUS, Inc.	40,034	3,004,952
MaxLinear, Inc.(b)	37,224	1,168,461
Methode Electronics, Inc.	42,778	1,614,870
MicroStrategy, Inc., Class A(b)	6,053	3,736,577
Mimecast Ltd.(b)	3,117	134,218
MoneyGram International, Inc.(b)	294,219	2,256,660
MongoDB, Inc.(b)	1,482	547,762
Monolithic Power Systems, Inc.	7,494	2,662,543
MTS Systems Corp.	23,321	1,365,211
NeoPhotonics Corp.(b)	42,153	469,584
Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	105,083	515,958
NETGEAR, Inc.(b)	46,257	1,914,577
NetScout Systems, Inc.(b)	91,884	2,686,229
New Relic, Inc.(b)	6,506	489,121
NIC, Inc.	41,808	1,125,471
nLight, Inc.(b)	16,171	512,297
Novanta, Inc.(b)	9,009	1,125,404
Nutanix, Inc., Class A(b)	14,964	456,701
NVE Corp.	3,169	202,467
Okta, Inc.(b)	2,316	599,867
OneSpan, Inc.(b)	21,012	490,000
Onto Innovation, Inc.(b)	14,936	807,291
OSI Systems, Inc.(b)	14,934	1,344,359
Pagseguro Digital Ltd., Class A (Brazil)(b)	35,564	1,740,858
Palo Alto Networks, Inc.(b)	7,629	2,675,872
PAR Technology Corp.(b)(c)	4,429	275,750
Paycom Software, Inc.(b)	2,584	981,248
Paylocity Holding Corp.(b)	1,833	343,614
PC Connection, Inc.	19,738	968,938
PDF Solutions, Inc.(b)	15,679	302,918
Pegasystems, Inc.	5,542	706,328

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Perficient, Inc.(b)	15,204	$830,290
Photronics, Inc.(b)	106,455	1,181,651
Plantronics, Inc.	94,937	3,011,402
Power Integrations, Inc.	19,551	1,574,833
Progress Software Corp.	17,625	708,173
Proofpoint, Inc.(b)	5,385	695,096
PTC, Inc.(b)	21,428	2,847,995
Pure Storage, Inc., Class A(b)	56,587	1,308,857
Q2 Holdings, Inc.(b)	2,392	306,152
QAD, Inc., Class A	3,866	250,478
Qualys, Inc.(b)	5,739	794,679
Radware Ltd. (Israel)(b)	18,708	530,372
Rambus, Inc.(b)	86,856	1,649,830
Rapid7, Inc.(b)	3,226	280,081
RealPage, Inc.(b)	21,440	1,856,061
Ribbon Communications, Inc.(b)	105,131	768,508
RingCentral, Inc., Class A(b)	1,869	696,987
Rogers Corp.(b)	14,427	2,251,622
SailPoint Technologies Holding, Inc.(b)	19,794	1,094,806
ScanSource, Inc.(b)	71,822	1,737,374
Semtech Corp.(b)	30,643	2,174,121
ServiceNow, Inc.(b)	5,578	3,029,747
Silicom Ltd. (Israel)(b)(c)	6,737	297,641
Silicon Laboratories, Inc.(b)	17,361	2,277,242
SMART Global Holdings, Inc.(b)	18,334	681,108
SolarEdge Technologies, Inc.(b)	6,365	1,835,220
SolarWinds Corp.(b)	26,800	450,508
Splunk, Inc.(b)	11,736	1,936,792
SPS Commerce, Inc.(b)	8,183	809,217
Square, Inc., Class A(b)	20,762	4,483,762
StarTek, Inc.(b)(c)	19,156	167,423
StoneCo Ltd., Class A (Brazil)(b)	10,371	745,675
Stratasys Ltd.(b)(c)	68,336	2,836,627
SunPower Corp.(b)(c)	50,627	2,734,364
SVMK, Inc.(b)	10,191	256,915
Switch, Inc., Class A	8,564	147,472
Sykes Enterprises, Inc.(b)	55,999	2,161,001
Synaptics, Inc.(b)	30,199	2,996,345
Synchronoss Technologies, Inc.(b)	70,239	354,005
Telenav, Inc.(b)	21,347	101,612
TESSCO Technologies, Inc.	35,482	274,631
Trade Desk, Inc. (The), Class A(b)	2,135	1,635,389
TTEC Holdings, Inc.	12,428	939,308
Tucows, Inc., Class A(b)(c)	5,261	420,354
Twilio, Inc., Class A(b)	4,252	1,528,296
Tyler Technologies, Inc.(b)	6,516	2,754,900
Ubiquiti, Inc.	1,243	382,832
Ultra Clean Holdings, Inc.(b)	45,433	1,753,714
Unisys Corp.(b)	138,800	3,315,932
Universal Display Corp.	4,838	1,116,707
Upland Software, Inc.(b)	2,799	133,484
Varonis Systems, Inc.(b)	2,367	418,415
Veeco Instruments, Inc.(b)	44,067	813,477
Verint Systems, Inc.(b)	41,015	3,028,137
VeriSign, Inc.(b)	12,358	2,398,317
Verra Mobility Corp.(b)	32,237	412,634
Viavi Solutions, Inc.(b)	89,923	1,389,310
Virtusa Corp.(b)	22,507	1,148,982
Vishay Precision Group, Inc.(b)	10,936	349,843
VMware, Inc., Class A(b)(c)	15,252	2,102,488
Wix.com Ltd. (Israel)(b)	1,614	398,739
Workday, Inc., Class A(b)	10,576	2,406,357
	Shares	Value
Information Technology-(continued)
Xperi Holding Corp.	186,402	$3,590,103
Yext, Inc.(b)	7,778	131,215
Zendesk, Inc.(b)	6,593	950,974
Zix Corp.(b)	13,434	109,487
Zscaler, Inc.(b)	2,516	502,445
Zuora, Inc., Class A(b)	11,128	164,138
		290,421,695
Materials-5.81%
Advanced Emissions Solutions, Inc.(c)	12,766	64,724
AdvanSix, Inc.(b)	109,142	2,326,907
American Vanguard Corp.	29,044	480,678
Balchem Corp.	12,425	1,329,848
Century Aluminum Co.(b)	166,327	1,621,688
Clearwater Paper Corp.(b)	69,162	2,633,689
Cleveland-Cliffs, Inc.	430,168	6,598,777
Coeur Mining, Inc.(b)	210,795	1,907,695
Contura Energy, Inc.(b)(c)	119,966	1,360,414
Eagle Materials, Inc.	27,056	2,976,972
Ferro Corp.(b)	111,843	1,542,315
Ferroglobe PLC(b)	216,917	383,943
Flotek Industries, Inc.(b)	208,132	414,183
Forterra, Inc.(b)	22,237	406,937
Fortitude Gold Corp.(b)(e)	12,020	12,621
FutureFuel Corp.	50,056	665,745
GCP Applied Technologies, Inc.(b)	86,073	2,133,750
Glatfelter Corp.	89,987	1,408,297
Gold Resource Corp.	40,910	115,366
Hawkins, Inc.	12,571	690,525
Haynes International, Inc.	22,719	526,854
Hecla Mining Co.	561,325	3,193,939
Ingevity Corp.(b)	31,719	2,083,621
Innospec, Inc.	19,046	1,672,048
Intrepid Potash, Inc.(b)	17,234	391,729
Kaiser Aluminum Corp.	17,411	1,509,534
Koppers Holdings, Inc.(b)	38,667	1,286,838
Kraton Corp.(b)	124,943	3,508,399
Kronos Worldwide, Inc.	48,766	690,527
Livent Corp.(b)	114,872	2,092,968
LSB Industries, Inc.(b)	108,741	355,583
Materion Corp.	24,839	1,693,771
McEwen Mining, Inc. (Canada)(b)(c)	227,890	275,747
Mercer International, Inc. (Germany)	94,283	1,065,398
Minerals Technologies, Inc.	50,013	3,082,301
Myers Industries, Inc.	50,970	1,021,948
Neenah, Inc.	21,488	1,094,169
NewMarket Corp.	5,108	2,003,306
Nexa Resources S.A. (Peru)(b)(c)	40,105	346,106
Olympic Steel, Inc.	38,581	526,631
Orion Engineered Carbons S.A. (Germany)	113,447	1,727,798
PQ Group Holdings, Inc.	47,759	658,119
Quaker Chemical Corp.	4,837	1,267,923
Rayonier Advanced Materials, Inc.(b)	350,930	2,428,436
Resolute Forest Products, Inc.(b)	287,339	2,341,813
Royal Gold, Inc.	25,687	2,745,427
Ryerson Holding Corp.(b)	93,417	1,152,766
Schnitzer Steel Industries, Inc., Class A	106,303	3,138,065
Schweitzer-Mauduit International, Inc., Class A	54,161	2,011,539
Sensient Technologies Corp.	45,608	3,216,732
Southern Copper Corp. (Peru)	63,013	4,184,693
Stepan Co.	20,048	2,259,009
SunCoke Energy, Inc.	234,774	1,157,436
Tecnoglass, Inc.	19,026	129,186

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
TimkenSteel Corp.(b)	162,860	$819,186
Tredegar Corp.	39,784	580,449
Tronox Holdings PLC, Class A	208,764	3,204,527
UFP Technologies, Inc.(b)	5,045	232,120
Universal Stainless & Alloy Products, Inc.(b)	13,088	95,019
US Concrete, Inc.(b)	37,958	1,681,160
Valhi, Inc.(b)	7,316	117,568
Valvoline, Inc.	108,599	2,578,140
Venator Materials PLC(b)	139,824	562,092
Verso Corp., Class A	148,674	1,709,751
W.R. Grace & Co.	37,643	2,184,047
Worthington Industries, Inc.	65,813	3,444,652
		103,124,144
Real Estate-4.78%
Acadia Realty Trust	88,347	1,281,031
Agree Realty Corp.	17,190	1,086,408
Alexander’s, Inc.	2,002	534,934
Altisource Portfolio Solutions S.A.(b)	27,104	274,564
American Assets Trust, Inc.	29,542	816,245
American Finance Trust, Inc.	155,962	1,135,403
Americold Realty Trust	63,827	2,228,201
Armada Hoffler Properties, Inc.	36,733	394,880
Ashford Hospitality Trust, Inc.(c)	33,704	98,416
Bluerock Residential Growth REIT, Inc.	39,923	417,595
Braemar Hotels & Resorts, Inc.	100,681	503,405
Brookfield Property REIT, Inc., Class A(c)	124,965	2,168,143
BRT Apartments Corp.	15,377	214,970
CareTrust REIT, Inc.	49,256	1,106,290
CatchMark Timber Trust, Inc., Class A	53,708	489,817
Cedar Realty Trust, Inc.	19,161	204,448
Centerspace	18,381	1,285,567
Chatham Lodging Trust	94,902	1,016,400
City Office REIT, Inc.	41,229	388,377
Community Healthcare Trust, Inc.	5,992	267,962
CorEnergy Infrastructure Trust, Inc.	14,065	126,726
CorePoint Lodging, Inc.	138,808	945,282
CoreSite Realty Corp.	14,058	1,889,958
CTO Realty Growth, Inc.	5,054	212,925
Cushman & Wakefield PLC(b)	144,680	2,073,264
Easterly Government Properties, Inc.	44,847	984,392
EastGroup Properties, Inc.	15,045	2,033,181
Empire State Realty Trust, Inc., Class A	174,599	1,721,546
Equity Commonwealth	79,235	2,258,990
Essential Properties Realty Trust, Inc.	24,121	502,199
Farmland Partners, Inc.(c)	47,144	486,055
First Industrial Realty Trust, Inc.	63,886	2,596,327
Forestar Group, Inc.(b)	10,890	234,026
Four Corners Property Trust, Inc.	31,402	827,757
Franklin Street Properties Corp.	188,492	774,702
Getty Realty Corp.	26,515	704,504
Gladstone Commercial Corp.	30,379	538,012
Gladstone Land Corp.	13,590	213,907
Global Medical REIT, Inc.	11,061	138,705
Global Net Lease, Inc.	92,553	1,491,029
Hersha Hospitality Trust	109,076	833,341
Independence Realty Trust, Inc.	78,416	1,041,364
Industrial Logistics Properties Trust	53,603	1,136,920
Innovative Industrial Properties, Inc.	1,329	248,682
iStar, Inc.	43,340	657,901
Kennedy-Wilson Holdings, Inc.	111,502	1,916,719
Kite Realty Group Trust	160,023	2,550,767
LTC Properties, Inc.	28,989	1,120,135
	Shares	Value
Real Estate-(continued)
Mack-Cali Realty Corp.	124,016	$1,578,724
Marcus & Millichap, Inc.(b)	18,882	674,654
Monmouth Real Estate Investment Corp.	59,805	1,036,421
National Health Investors, Inc.	25,313	1,641,295
National Storage Affiliates Trust	21,714	793,430
New Senior Investment Group, Inc.	194,858	1,032,747
Newmark Group, Inc., Class A	117,661	795,388
NexPoint Residential Trust, Inc.	8,872	350,178
One Liberty Properties, Inc.	16,652	333,706
Pennsylvania REIT(b)(c)	324,683	850,669
PotlatchDeltic Corp.	60,105	2,870,615
Preferred Apartment Communities, Inc., Class A	149,237	1,073,014
PS Business Parks, Inc.	11,263	1,533,120
QTS Realty Trust, Inc., Class A	26,104	1,699,370
RE/MAX Holdings, Inc., Class A	14,651	530,659
Redfin Corp.(b)	14,970	1,066,014
Retail Opportunity Investments Corp.	125,513	1,768,478
Retail Value, Inc.	17,852	278,670
Rexford Industrial Realty, Inc.	34,412	1,684,123
RMR Group, Inc. (The), Class A	9,037	333,285
RPT Realty	127,571	1,180,032
Saul Centers, Inc.	12,408	371,371
Seritage Growth Properties, Class A, (Acquired 02/10/2017 - 10/07/2020; Cost $1,420,365)(b)(c)(d)	36,824	655,835
St. Joe Co. (The)	26,879	1,196,115
STAG Industrial, Inc.	65,688	1,957,502
Summit Hotel Properties, Inc.	180,776	1,464,286
Tanger Factory Outlet Centers, Inc.(c)	219,648	3,389,169
Tejon Ranch Co.(b)	18,443	293,797
Terreno Realty Corp.	23,764	1,344,567
UMH Properties, Inc.	29,298	430,681
Universal Health Realty Income Trust	3,939	235,080
Urban Edge Properties	116,524	1,606,866
Urstadt Biddle Properties, Inc., Class A	33,147	458,423
Washington REIT	80,375	1,763,427
Whitestone REIT	58,763	458,351
		84,902,434
Utilities-1.17%
American States Water Co.	16,627	1,284,602
Atlantic Power Corp.(b)	194,789	576,576
Atlantica Sustainable Infrastructure PLC (Spain)(c)	77,212	3,192,716
California Water Service Group	32,080	1,752,851
Chesapeake Utilities Corp.	12,131	1,230,447
Clearway Energy, Inc., Class A	35,030	1,009,915
Clearway Energy, Inc., Class C	72,132	2,234,649
Consolidated Water Co. Ltd. (Cayman Islands)	11,708	148,340
Genie Energy Ltd., Class B	15,395	113,615
MGE Energy, Inc.	23,523	1,497,945
Middlesex Water Co.	7,807	621,437
Northwest Natural Holding Co.	26,691	1,246,737
Ormat Technologies, Inc.	20,783	2,372,587
Otter Tail Corp.	37,661	1,494,765
SJW Group	17,794	1,177,429
Spark Energy, Inc., Class A	22,880	250,994
Unitil Corp.	15,326	624,841
		20,830,446
Total Common Stocks & Other Equity Interests (Cost $1,435,693,081)		1,774,385,510

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $1,051,360)	1,051,360	$1,051,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,436,744,441)		1,775,436,870
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.63%
Invesco Private Government Fund, 0.01%(f)(g)(h)	32,643,309	32,643,309
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	49,611,036	$49,630,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,271,189)		82,274,189
TOTAL INVESTMENTS IN SECURITIES-104.63% (Cost $1,519,015,630)		1,857,711,059
OTHER ASSETS LESS LIABILITIES-(4.63)%		(82,191,200)
NET ASSETS-100.00%		$1,775,519,859

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Restricted security. The aggregate value of these securities at period end was $1,934,973, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,494,403	$(18,443,043)	$-	$-	$1,051,360	$91
Invesco Premier U.S. Government Money Portfolio, Institutional Class	533,547	16,937,709	(17,471,256)	-	-	-	376
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,213,293	181,846,257	(231,416,241)	-	-	32,643,309	14,142*
Invesco Private Prime Fund	-	141,263,723	(91,641,308)	3,000	5,465	49,630,880	25,130*
Total	$82,746,840	$359,542,092	$(358,971,848)	$3,000	$5,465	$83,325,549	$39,739

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,985,189	$-	$-	$123,985,189
Money Market Funds	-	5,688,362	-	5,688,362
Total Investments	$123,985,189	$5,688,362	$-	$129,673,551
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,391,094,471	$-	$-	$4,391,094,471
Money Market Funds	2,923,715	78,536,304	-	81,460,019
Total Investments	$4,394,018,186	$78,536,304	$-	$4,472,554,490
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,772,951,186	$-	$1,434,324	$1,774,385,510
Money Market Funds	1,051,360	82,274,189	-	83,325,549
Total Investments	$1,774,002,546	$82,274,189	$1,434,324	$1,857,711,059
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.